                                                      1933 Act File No. 2-98441
                                                      1940 Act File No. 811-4327

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 17
                                       TO
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2



A.    Exact Name of Trust:  Sentry Variable Life Account I

B.    Name of Depositor:  Sentry Life Insurance Company

C.    Complete Address of Depositor's Principal Executive Offices:

      1800 North Point Drive, Stevens Point, WI  54481

D.    Name and Address of Agent for Service:

      William M. O'Reilly, Esq.
      Sentry Life Insurance Company
      1800 North Point Drive
      Stevens Point, WI  54481


      It is proposed that this filing will become effective

      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
      [x] on January 7, 2000, pursuant to paragraph (b) of Rule 485
      [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
      [ ] on (date) pursuant to paragraph (a)(i) of Rule 485
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and Amount of Securities Being Registered: Individual Flexible Premium Variable Life Insurance Policies

F.    Approximate date of proposed public offering:

[ ]   Check box if it is proposed that this filing will become effective on
      (date) at (time) pursuant to Rule 487.

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

N-8B-2 Item                                          Caption in Prospectus
-----------                                          ---------------------
    1             ............................       The Company, The Variable Life Account
    2             ............................       The Company
    3             ............................       Not Applicable
    4             ............................       Distribution of the Policy
    5             ............................       The Variable Life Account
    6(a)          ............................       Not Applicable
     (b)          ............................       Not Applicable
    9             ............................       Legal Proceedings
   10             ............................       The Policy
   11             ............................       Investments of the Variable Life Account
   12             ............................       Investments of the Variable Life Account
   13             ............................       Charges and Deductions
   14             ............................       The Policy
   15             ............................       The Variable Life Account
   16             ............................       Investments of the Variable Life Account
   17             ............................       Policy Benefits and Rights
   18             ............................       The Policy
   19             ............................       Not Applicable
   20             ............................       Not Applicable
   21             ............................       Not Applicable
   22             ............................       Not Applicable
   23             ............................       Not Applicable
   24             ............................       Not Applicable
   25             ............................       The Company
   26             ............................       Management of the Company
   27             ............................       The Company
   28             ............................       The Company, Management of the Company
   29             ............................       The Company
   30             ............................       The Company
   31             ............................       Not Applicable
   32             ............................       Not Applicable
   33             ............................       Not Applicable
   34             ............................       Not Applicable
   35             ............................       The Company
   37             ............................       Not Applicable
   38             ............................       Distribution of the Policy
   39             ............................       Distribution of the Policy
   40(a)          ............................       Distribution of the Policy
   41(a)          ............................       Distribution of the Policy
   42             ............................       Not Applicable
   43             ............................       Distribution of the Policy
   44             ............................       The Policy
   45             ............................       Not Applicable
   46             ............................       Policy Benefits and Rights
   47             ............................       Not Applicable
   48             ............................       Not Applicable
   49             ............................       Not Applicable
   50             ............................       Not Applicable
   51             ............................       The Company, The Policy
   52             ............................       Investments of the Variable Life Account
   53             ............................       Federal Tax Status
   54             ............................       Financial Statements
   55             ............................       Not Applicable

                        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                       Issued by

                            SENTRY VARIABLE LIFE ACCOUNT I

                                          and

                             SENTRY LIFE INSURANCE COMPANY

The life insurance policy described in this Prospectus is a flexible premium variable life insurance policy (the "Policy") offered by Sentry Life Insurance company designed for individuals. The Policy provides life insurance protection until the Policy Anniversary Date on or after your 95th birthday.

You can allocate the Cash Value of the Policy to the Sentry Variable Life Account I (the "Variable Life Account"), which is a segregated investment account of Sentry Life Insurance Company. The Variable Life Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series, Inc., each an open-end diversified management investment company. Through the Variable Life Account, you may invest in the following Portfolios:


   T. Rowe Price Fixed Income Series, Inc.                 T. Rowe Price Equity Series, Inc.
   ---------------------------------------                 ---------------------------------
   -  T. Rowe Price Prime Reserve Portfolio                -  T. Rowe Price Personal Strategy Balanced Portfolio
   -  T. Rowe Price Limited-Term Bond Portfolio

                                        Janus Aspen Series
                                        ------------------
                                        -  Aggressive Growth Portfolio


As the owner of the Policy, you may choose one or more Portfolios in which to invest; however, you will bear the complete investment risk for the amount you allocate to the Variable Life Account. The Cash Value of your Policy, and under certain circumstances, the death benefit, may increase or decrease depending on the investment experience of the Variable Life Account.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectuses for T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series accompany this Prospectus.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

                         SENTRY LIFE INSURANCE COMPANY
                             1800 North Point Drive
                            Stevens Point, WI 54481
                            Telephone (800)533-7827


                 The date of this Prospectus is January 7, 2000

                               TABLE OF CONTENTS


                                                                                                                     Page
                                                                                                                     ----
Definitions ..................................................................................................         4
Summary ......................................................................................................         5
The Company ..................................................................................................         7
The Variable Life Account ....................................................................................         8
Investments of the Variable Life Account .....................................................................         8
  Initial Investment Selection ...............................................................................         8
  Transfers ..................................................................................................         8
  Telephone Transfers ........................................................................................         9
  T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series .........         9
  Substitution of Securities .................................................................................        10
The Policy ...................................................................................................        10
  General ....................................................................................................        10
  How to Purchase a Policy ...................................................................................        11
  Free Look ..................................................................................................        11
  Medical Examination ........................................................................................        11
  Right to Exchange the Policy ...............................................................................        11
  Illustrations ..............................................................................................        12
Premiums .....................................................................................................        12
  Maximum Premium Limitation .................................................................................        13
  Death Benefit Guarantee ....................................................................................        13
  Grace Period ...............................................................................................        13
  Reinstatement ..............................................................................................        13
Charges and Deductions .......................................................................................        14
  Deductions from Premiums ...................................................................................        14
  Deductions from the Variable Life Account ..................................................................        14
  Deductions from Cash Value .................................................................................        14
  Deductions from Surrendered Values .........................................................................        15
  Annual Expenses of Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc.,
   and, Janus Aspen Series ...................................................................................        16
  Group Arrangements .........................................................................................        17
Policy Benefits and Rights ...................................................................................        17
  Death Benefit ..............................................................................................        17
  Death Benefit Options ......................................................................................        17
  Corridor Percentages .......................................................................................        18
  Changing Death Benefit Options .............................................................................        18
  Changing the Specified Amount ..............................................................................        19
  Effects of Changing the Specified Amount ...................................................................        19
  Policy Maturity ............................................................................................        20
  Cash Value .................................................................................................        20
  Determination of Accumulation Unit .........................................................................        20
Policy Surrender .............................................................................................        21
  Partial Surrender ..........................................................................................        21
  Full Surrender .............................................................................................        21
Policy Loans .................................................................................................        21
  Allocation of Loans ........................................................................................        22
  Interest Charged ...........................................................................................        22
  Interest Credited ..........................................................................................        22
  Lapse Due to Loan ..........................................................................................        22
  Loan Repayment .............................................................................................        22



                                                                                                               Page
                                                                                                               ----
Other Policy Provisions ..................................................................................      23
   Policy Owner ..........................................................................................      23
   Contingent Policy Owner ...............................................................................      23
   Changing the Policy Owner or Contingent Policy Owner...................................................      23
   Beneficiary ...........................................................................................      23
   Changing the Beneficiary ..............................................................................      23
   Assignment ............................................................................................      23
   Incontestability ......................................................................................      23
   Misstatement of Age or Sex ............................................................................      23
   No Dividends ..........................................................................................      23
   Optional Settlement Plans .............................................................................      24
Suspension of Payments ...................................................................................      24
Federal Tax Status .......................................................................................      24
   Introduction ..........................................................................................      24
   Modified Endowment Contract ...........................................................................      25
   Diversification .......................................................................................      26
   Tax Treatment of the Policy ...........................................................................      26
   Policy Proceeds .......................................................................................      27
   Multiple Policies .....................................................................................      27
   Tax Treatment of Assignments ..........................................................................      27
   Qualified Plans .......................................................................................      27
   Income Tax Withholding ................................................................................      27
Variable Life Account Voting Rights ......................................................................      27
   Voting Instructions Disregarded .......................................................................      28
Management of the Company ................................................................................      28
   Directors and Officers ................................................................................      28
Distribution of the Policy ...............................................................................      28
State Regulation .........................................................................................      29
Reports to Policy Owners .................................................................................      29
Legal Proceedings ........................................................................................      30
Experts ..................................................................................................      30
Legal Opinions ...........................................................................................      30
Financial Statements .....................................................................................      30
Appendix A - Illustration of Benefits ....................................................................      73


                                  DEFINITIONS

Following are definitions of certain terms used in this Prospectus.



Anniversary Date or Policy Anniversary Date         The same day and month each year calculated from the date
                                                    the Policy was first issued (Policy Date).

Beneficiary                                         The person named in the application, unless changed, entitled to receive the death benefit when it becomes payable.

Cash Surrender Value                                The amount available in cash, after deducting any outstanding policy loans and the full surrender charge, if you voluntarily terminate the Policy before it matures or before the death benefit is paid.

Cash Value                                          The amount available in cash, without deducting any outstanding policy loans or surrender charges, if you voluntarily terminate the Policy before it matures or before the death benefit is paid. It is equal to the sum of all Subaccount Cash
                                                    Value and any Cash Value held in the General Account to secure a policy loan.

Company                                             Sentry Life Insurance Company at its home office located at 1800 North Point
                                                    Drive, Stevens Point, WI 54481, telephone (800)533-7827.

Mutual Fund(s)                                      The Mutual Funds designated in the Policy as investment options of the Variable
                                                    Life Account.

General Account                                     The General Account of the Company.  The Variable Life Account is separate from the General Account.

Initial Investment Period                           The 25-day period immediately following the date the Policy is issued.

Insured                                             The person whose life is covered under the Policy.  It is assumed the Insured and the Policy Owner are the same person and both are referred to as "you" in this Prospectus.

Maturity Date                                       The date on which you will be paid the Cash Value of the Policy, less any outstanding Policy indebtedness, PROVIDED the Policy is in effect on that date.
                                                    The Maturity Date is the anniversary date of the Policy on or after your 95th birthday.

Monthly Processing Day                              The day each month when charges under the Policy are deducted from the Variable
                                                    Life Account.

Net Premiums                                        Gross premiums less any amounts deducted for front-end sales charges and premium taxes.

Policy Date                                         The day, month and year that the Policy becomes effective and from which the
                                                    Policy Anniversary Date is determined.

Policy Issue Date                                   The day, month and year that underwriting is completed and the Company issues the Policy.

Policy Month                                        The period of time starting on one Monthly Processing Day and ending the day before the next Monthly Processing Day.

Policy Owner                                        The person named as the owner of the Policy on the application, unless subsequently changed. It is assumed the Insured and the Policy Owner are the same person and both are referred to as "you" in this Prospectus.

Policy Year                                         The period of time from one Policy Anniversary Date to the day before the next
                                                    Policy Anniversary Date.

Portfolio                                           An investment option that is a segment of a Mutual Fund constituting a separate and distinct class of shares.




Specified Amount                                    The amount of the initial death benefit payable under the Policy, plus or minus any subsequent changes to that amount.

Subaccount                                          A segment of the Variable Life Account that invests in a Mutual Fund or
                                                    Portfolio.

Target Surrender Premium                            The premium, which is shown on the specification page of your Policy, that is used to calculate the deferred sales charge.  The Target Surrender Premium is based on the guideline annual premium pursuant to rules adopted under the
                                                    Investment Company Act of 1940.

Valuation Date                                      The date on which the Cash Value of the Policy is determined.  The Valuation
                                                    Date is each day that the New York Stock Exchange is open for trading.

Valuation Period                                    The period from 4:00 p.m. E.S.T. on each Valuation Date to 4:00 p.m. E.S.T. on the next succeeding Valuation Date.

                                    SUMMARY

The Policy described in this Prospectus is a flexible premium individual variable life insurance policy. You can allocate premium payments, less applicable charges, to the Variable Life Account for investment. The Variable Life Account is a separate account established by Sentry Life Insurance Company (the "Company"). Through the Variable Life Account, you can invest in the following Portfolios:

   T. Rowe Price Fixed Income Series, Inc.
       - Prime Reserve Portfolio
       - Limited-Term Bond Portfolio
   T. Rowe Price Equity Series, Inc.
       - Personal Strategy Balanced Portfolio
   Janus Aspen Series
       - Aggressive Growth Portfolio

POLICY FEATURES

The Policy offers the following features:

FLEXIBLE PREMIUM PAYMENTS - The frequency and amount of premium payments can vary, subject to certain minimum requirements. Premium payment plans are available.

CASH VALUE - The Policy's Cash Value can be used to obtain a Policy loan, and, if the Policy is surrendered, determines the surrender value. Depending on the investment experience of the Variable Life Account, the Cash Value of your Policy may increase or decrease. The Cash Value will vary with the amount of monthly charges deducted. There is no minimum guaranteed Cash Value.

POLICY LOANS - The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of (a) MINUS (b), where:

          (a)  is the Policy's Cash Value, and
          (b)  is the full surrender charge.

SURRENDER - The Policy can be partially surrendered or completely surrendered for the full Cash Surrender Value. The Company will deduct any applicable surrender charges.

DEATH BENEFIT - There are two death benefit options available under the Policy. The amount of the death benefit will depend on three factors:

     -   the death benefit option selected;
     -   the Specified Amount of death benefit; and
     -   the Cash Value of the policy.

Under certain circumstances, the death benefit may increase or decrease depending on the investment experience of the Variable Life Account.

GUARANTEED DEATH BENEFIT - Provided you have met certain minimum premium payment requirements and certain other requirements, the Policy will not lapse and the Company guarantees a death benefit.

POLICY MATURITY - If the Policy is in effect on the Policy Anniversary Date on or after your 95th birthday, the Company will pay you the Cash Value of the Policy, less any amounts owed for policy loans.

EXCHANGE RIGHT - Within 24 months after the Policy is issued, you may exchange it for a life insurance policy on the life of the Insured offered by the Company that has a fixed premium and a fixed death benefit. Any outstanding Policy loans must be repaid before an exchange will be made.

INVESTMENT OPTIONS - You may select from among the four available Portfolios in which to invest the assets underlying the Policy. Subject to certain conditions and charges, you may make transfers among the Portfolios.

FREE-LOOK PROVISION - Subject to varying state law and certain time restrictions, the Policy may be returned to the Company if you change your mind about purchasing it. The Policy will be canceled as if it were never issued and the Company will refund any premiums you paid.

GRACE PERIOD - Provided certain conditions are met, there is a 61-day grace period in which the Policy will remain in effect even if a premium payment or loan repayment is not made.

CHARGES AND DEDUCTIONS

Below is a summary of the charges and deductions that are applied to the Policy described in this Prospectus. For a more complete explanation of these charges and deductions, see the sections titled "Charges and Deductions" and "Appendix A-Illustrations of Benefits."

FROM PREMIUM

    Front-end Sales Expense Charge - 5% of each premium payment. (There is also a deferred sales charge of 25% of the Target Surrender Premium or 25% of the actual premium paid in the first Policy Year, if less. Together these charges total 30%.)

    PREMIUM TAXES - Premium taxes are assessed by the state in which you reside and currently vary by state from 0% to 3.5%.

FROM THE VARIABLE LIFE ACCOUNT

    Mortality and Expense Risk Premium - Equal on an annual basis to 0.90% of the daily net asset value of the Variable Life Account.

    Death Benefit Guarantee Risk Charge - Equal on an annual basis to .15% of the daily net asset value of the Variable Life Account.

    Taxes - The Company is not currently making a deduction for income taxes resulting from the investment operation of any Subaccount; however, it reserves the right to do so at any time.

FROM CASH VALUE

    Monthly Deduction - Deducted from Cash Value at the beginning of each Policy Month and consists of:

     Cost of Insurance for the Policy and any additional benefits provided by rider for the Policy Month; and

     Monthly Administrative Fee - $5 per Policy Month.

FROM SURRENDER VALUES

     Partial Surrender Charge - A percentage of the full surrender charge.

     Partial Surrender Administrative Fee - The lesser of 2% of the amount surrendered or $25.

Full Surrender Charge - If there is no increase in the Specified Amount, it remains the same for the first 5 Policy Years and declines in policy years 6 through 9 until it is zero. It is the sum of the following:

       Contingent Deferred Administrative Expense Charge - $3.50 per $1,000 on the first $100,000 of Specified Amount, plus $1.50 per $1,000 on the excess above the first $100,000 of Specified Amount. The maximum contingent deferred administrative expense charge is $750;

       Deferred Sales Charge - 25% of the Target Surrender Premium or of the actual premium paid in the first Policy Year, if less; and

       Additional Contingent Deferred Administrative Expense Charge and Deferred Sales Charge which result from an increase in the Specified Amount.

Other Charges and Fees

     Maximum Transfer Fee - $25
     Maximum Service Fee for Additional Projections - $25

T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., AND JANUS ASPEN SERIES

There are annual operating expenses (including investment management and administrative fees) paid out of the assets of the Portfolios.

RISK FACTORS

Following is a summary of the risks associated with the Policy:

INVESTMENT RISK - You will bear the complete investment risk for all Net Premiums you allocate to the Variable Life Account. If the invested assets of the Variable Life Account experience poor investment performance, the Cash Value and, under certain circumstances, the death benefit of the Policy may decrease. The Policy is not intended to be, nor is it suitable as, a short-term savings vehicle.

POLICY LAPSE - Certain charges are deducted monthly from the Cash Value of the Policy. If the guaranteed death benefit is not in effect and if the Cash Value is insufficient to cover the monthly charges, and sufficient premiums are not made during the 61-day grace period, the Policy will lapse and all coverage will terminate without value.

LIMITATIONS ON CASH VALUE - The Cash Value of the Policy will vary and is not guaranteed. The investment performance of the Variable Life Account and the amount of monthly charges deducted affect the Cash Value.

ADVERSE TAX CONSEQUENCES - Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death benefit paid under the Policy should be excludable from the gross income of your Beneficiary. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn. Neither the Company nor the Company's registered sales representatives can provide tax advice. You should consult your own tax adviser before purchasing or making any changes to the Policy, or before exchanging, surrendering or taking loans from the Policy.

                                  THE COMPANY

Sentry Life Insurance Company (the "Company") is a life insurance company formed on October 23, 1958 under the laws of the state of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. The Company is authorized to write life insurance and annuity contracts in the District of Columbia and in all states except New York. The Company is owned by Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is also a Wisconsin insurance company and shares its home office with the Company at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO writes property and casualty insurance nationwide. In addition to the Company, SIAMCO owns and controls, either directly or indirectly, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc., a securities broker-dealer.

THE VARIABLE LIFE ACCOUNT

Sentry Variable Life Account I (the "Variable Life Account") was established by the Company's Board of Directors on February 12, 1985, under the insurance laws of Wisconsin. The Variable Life Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. However, this does not mean that the Securities and Exchange Commission supervises the management of the Variable Life Account or the Company.

The Variable Life Account is a "segregated asset account." This means:

     - The assets of the Variable Life Account are segregated from the assets of the Company's General Account, but remain the property of the Company.

     - Other than liabilities connected with the Variable Life Account business, the assets of Variable Life Account cannot be charged with liabilities incurred by the Company in connection with its other business.

     - The Company does not guarantee the investment performance of the Variable Life Account.

     - The income, gains, and losses, whether realized or unrealized, associated with the investments made with the Variable Life Account's assets are credited to or charged against the Variable Life Account without regard to the Company's other income, gains or losses.

     - Company obligations in connection with the Policy are general corporate obligations of the Company.

                    INVESTMENTS OF THE VARIABLE LIFE ACCOUNT

Currently, you can allocate Net Premiums (premiums paid, less applicable deductions) to the Variable Life Account which invests in one or more investment Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series at net asset value. The assets of the Variable Life Account are divided by investment portfolio. This creates a series of Subaccounts within the Variable Life Account. The Company may, from time to time, add new investment options.

As the Policy Owner, you may direct the investment of your Net Premiums into one or more of the available investment options, subject to certain conditions, when you complete the Policy application. You may change your selection prospectively without cost by notifying the Company in writing. The change becomes effective for Net Premiums received after the Company receives your written notice.

INITIAL INVESTMENT SELECTION

Prior to and during the Initial Investment Period (a 25-day period starting on the date the Company issues the Policy, which corresponds to the 20-day free look period, plus mailing time), your Net Premiums are invested in the T. Rowe Price Prime Reserve Portfolio even if you selected one or more different investment portfolios on the application. At the end of the 25-day Initial Investment Period, your Cash Value in the T. Rowe Price Prime Reserve Portfolio will be transferred to the investment selection or selections you chose. The Company will automatically make this transfer without cost to you.

After the Initial Investment Period has expired, the Company will allocate your Net Premiums to the Variable Life Account in accordance with your investment selections.

TRANSFERS

Your Net Premiums will continue to be allocated to the Variable Life Account Subaccounts according to the investment selection you made on the application unless you request a transfer. You may transfer of all or part of the Subaccount Cash Values between Portfolio(s) subject to the following conditions:

1. You must request a transfer in writing and you must clearly specify three things:
     -    the amount to be transferred
     -    the Portfolio the transfer is being made from, and
     -    the Portfolio the transfer is being made to.

2. The minimum amount that can be transferred is $250, or if the Cash Value in the Subaccount is less than $250, the entire Cash Value will be transferred.

3. You can only make four transfers in any Policy Year. The Company must approve additional transfer requests. A request for a transfer from one Portfolio to two Portfolios, or from two Portfolios to one Portfolio, will count as one transfer.

4. Transfers will become effective during the next Valuation Period following receipt of the written request, provided the written request contains all the necessary information.

5. A fee of $25 per transfer may be deducted from the amount transferred. Currently, the Company does not deduct the transfer fee, but reserves the right to do so in the future.

The Company reserves the right to terminate, suspend or modify the transfer privilege at any time and without notice.

The Company may add new investment options from time to time, and you may have the opportunity to select the added investments subject to limitations imposed by the Company.

TELEPHONE TRANSFERS

Transfers by telephone are permitted if you follow these steps:

(1) Check the "Yes" box in the telephone transfer section of the Policy application form.

(2) Telephone the Company at (800)533-7827. Be prepared to give the customer service representative specific information about the Policy, including the Policy number, and your social security number and/or birth date. You may be required to provide additional information concerning the Policy in order to verify that the request is genuine.

(3) Specific detail must be given to the customer service representative as to the amount to be transferred, the Portfolio the transfer is being made from, and the Portfolio the transfer is being made to.

Transfers requested before 3 p.m., C.S.T., will take effect that day. Transfers requests received after 3 p.m. C.S.T. will take effect on the next business day after the request is received.

To prevent losses due to unauthorized or fraudulent transfer instructions, the Company will use reasonable procedures to ensure that a telephone transfer request is genuine. The Company will not be liable for losses incurred in complying with a telephone transfer request it believes is genuine if reasonable procedures were followed to confirm the legitimacy of the request.

The Company has the right to reject any telephone transfer request.

T. ROWE PRICE FIXED INCOME SERIES, INC. AND T. ROWE PRICE EQUITY SERIES, INC., AND JANUS ASPEN SERIES

On November 17, 1999, the Securities and Exchange Commission issued an order approving the substitution of shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of the Portfolios of Neuberger Berman Advisers Management Trust held by the Variable Account to fund variable annuity contracts issued by the Company as follows:

1. shares of the T. Rowe Price Prime Reserve Portfolio of T. Rowe Price Fixed Income Series, Inc. for shares of Neuberger Berman AMT Liquid Asset Portfolio;

2. shares of the T. Rowe Price Limited-Term Bond Portfolio of T. Rowe Price Fixed Income Series, Inc. for shares of Neuberger Berman AMT Limited Maturity Bond Portfolio;

3. shares of the T. Rowe Price Personal Strategy Balanced Portfolio of T. Rowe Price Equity Series, Inc. for shares of Neuberger Berman AMT Balanced Portfolio; and

4. shares of the Aggressive Growth Portfolio of Janus Aspen Series for shares of Neuberger Berman AMT Growth Portfolio.

Each Subaccount invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. or Janus Aspen Series (collectively, the Funds).

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The Company may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributions and/or affiliates for the administrative services which it provides to the Portfolios.

The investment objective and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc., are diversified open-end management investment companies of the series type. Both are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore Maryland, 21202, is registered with the Securities and Exchange Commission as an investment adviser and serves as investment adviser to each of the Portfolios. As the investment adviser, T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments. T. Rowe Price Associates, Inc. is not affiliated with the Company, and the Company has no legal responsibility for the management or operation of the Portfolios.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio.

     T. Rowe Price Prime Reserve Portfolio. The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and consistent with these, the highest possible current income. It seeks to attain these objectives by investing in high-quality, U.S. dollar-denominated money market securities.

     T. Rowe Price Limited-Term Bond Portfolio. The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment-grade debt securities.

     T. Rowe Price Personal Strategy Balanced Portfolio. The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

Janus Aspen Series is a non-diversified open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers 11 Portfolios, one of which, the Aggressive Growth Portfolio, is currently offered in connection with the Policy.

Janus Capital, 100 Fillmore Street, Denver, Colorado, 80206-4928, registered with the Securities and Exchange Commission as an investment adviser, is the investment adviser to Janus Aspen Series and is responsible for the day-to-day management of the investment portfolio and other business affairs.

Janus Capital is not affiliated with the Company, and the Company has no responsibility for the management or operations of Janus Aspen Series.

A summary of the investment objective of Janus Aspen Series Aggressive Growth Portfolio is set forth below. There is no assurance that the Portfolio will achieve its objective. More detailed information is contained in the Portfolio's prospectus, including the risks associated with the investments and the investment techniques of the Portfolio.

     Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks long-term growth of capital through a non-diversified portfolio that invests primarily in common stocks of foreign and domestic companies selected for their growth potential. The Aggressive Growth Portfolio normally invests at least 50 percent of its equity assets in securities issued by medium-sized companies.

SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Life Account, or if the Company's Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable Life Account's purposes, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Life Account. No substitution of securities in any Subaccount may take place without the prior approval of and subject to the requirements of the Securities and Exchange Commission.

                              THE POLICY

GENERAL

The Policy described in this Prospectus is an individual flexible premium variable life insurance policy. The Policy is designed to provide you with insurance protection and flexibility in determining your premium payments and death benefit. As long as there is sufficient Cash Surrender Value to pay the monthly charges, or as long as the guaranteed death benefit is in effect, the Policy will not lapse.

HOW TO PURCHASE A POLICY

Complete an application form and give it to your sales representative or send it to:
          Sentry Life Insurance Company
          1800 North Point Drive
          Stevens Point, WI  54481

The first premium payment is due on or before the date the Policy is issued. You should send your first premium payment with the application.

          Restrictions:

     - The Company will not accept your application for the Policy if you are older than age 75.

     - All applications are subject to the Company's underwriting standards, and the Company may, in its sole discretion, reject any application for any reason.

     - The initial Specified Amount of the death benefit is subject to the Company's administrative rules. Currently, the initial Specified Amount must be at least $50,000.

FREE LOOK

If you change your mind about purchasing the Policy, you can return it to the Company at the address given on page 1, or to your sales representative. You must return the Policy within 20 days (or longer in states where required) from the date you receive it. When the Company receives the returned Policy, it will be canceled as if it had never been issued and any premiums you paid will be refunded. During the underwriting process and during the free look period, your initial premium payment is allocated to the T. Rowe Price Fixed Income Series, Inc., Prime Reserve Portfolio. See "Initial Investment Selection" on page 8.

MEDICAL EXAMINATION

Insurance underwriting is designed to group applicants of the same age and sex into categories that can be expected to produce mortality experience consistent with that class. Based on the Company's underwriting practices, you may be required to obtain a medical examination. Your sales representative will advise you if it is necessary. The cost of insurance, which is deducted monthly from Cash Value, is determined in part on your age, sex, and risk class. There are four risk classes:

     -    standard non-smoker

     -    special smoker

     -    substandard smoker

     -    medically substandard


RIGHT TO EXCHANGE POLICY

Within 24 months after the Policy Issue Date, you may exchange it for a permanent fixed premium, fixed benefit life insurance policy issued by the Company, subject to the following conditions:

(1)  The person insured cannot be changed.

(2) Any outstanding Policy loans must be repaid and any other charges or fees due must be paid.

(3) The new policy will have the same Policy Issue Date, issue age, and risk classification as the original Policy.

(4) The Policy Owner and the Beneficiary of the new policy will be the same as the Policy Owner and Beneficiary of the original Policy

(5) You may select the amount of the death benefit under the new policy, but it must be equal to either:

     a)   the initial Specified Amount of the original Policy, OR
     b) the net amount at risk under the original Policy on the date of exchange.

         "Net amount at risk" means the difference between the death benefit and the Cash Value of the Policy.

In order to exchange the Policy, you must take the following action:

     -    send a written request for exchange to the Company,

     -    return the original Policy to the Company, and

     - pay any outstanding loan amounts or other charges due under the original Policy.

If the Policy's Specified Amount is increased from the initial Specified Amount, and the increase is not due to a change in the death benefit option, the amount of the increase can be exchanged for a permanent fixed premium, fixed benefit life insurance policy issued by the Company. The death benefit payable under the new policy will equal the Specified Amount increase. You may be able to transfer the Cash Value attributable to the Specified Amount increase under the original Policy to the new policy. The Cash Value attributable to the increase is the amount by which total premiums paid exceed the maximum premium limitation (see "Maximum Premium Limitation" on page 12) for the original Policy calculated as if the increase had not occurred. However, the Cash Value of the Specified Amount increase will not be transferred if it would cause the Cash Surrender Value of the original Policy to become negative.

ILLUSTRATIONS

This Prospectus (Appendix A) contains illustrations of both projected Cash Values and death benefits based on assumed returns of the Variable Life Account. The illustrations may be helpful in understanding how the Policy works. For illustrations not shown, contact your sales representative.

You may also request a projection of illustrative future death benefits and policy values at any time. You must request illustrations in writing and send it to the Company. You may be charged a maximum fee of $25 for the projection. The illustration will be based on assumptions as to the Specified Amount of the death benefit, anticipated earnings and future premium payments, along with other assumptions that may be appropriate or agreed to by you and the Company.

                                       PREMIUMS

Initial Premium     The initial premium is due on or before the Policy Date and must be paid to the Company at its home office. Coverage will not take effect until the initial premium has been paid and the Policy has been issued during your lifetime.

First Year          The initial premium, together with the first-year planned
Minimum Premium     premiums, must be sufficient to meet the minimum premium
                    requirement under the death benefit guarantee provision for the first year.

Planned Premiums    Although you have the option of making flexible premium
                    payments, you can establish a planned premium payment plan.
                    This will allow you to make premium payments annually, semi-annually, quarterly, or monthly by automatic withdrawal from your checking account. Planned premiums must be in the following minimum amounts, unless the Company specifies a lower amount:

                                                       Planned Premium
                    Frequency of Payment               Minimum Amount
                    --------------------               ---------------
                    Annual                                  $200
                    Semi-Annual                             $125
                    Quarterly                               $ 75
                    Monthly                                 $ 15
                    (Automatic Bank Withdrawal Only)

                    You may change the frequency and amount of planned premiums by notifying the Company in writing. The Company has the right to limit the amount of any increase in planned premiums. If the Company receives any premium payment that exceeds the planned premium specified, it will be considered an additional premium, subject to the "Additional Premiums" provision of the Policy, which is discussed below.

                    Payment of planned premiums will not guarantee that the Policy will not lapse. This is because even if you make a premium payment, if the Cash Surrender Value is insufficient to pay the monthly charges, and the grace period expires without payment of a sufficient premium payment or loan repayment, the Policy will lapse. However, the death benefit guarantee may be in effect, which will guarantee payment of a death benefit even if the Cash Surrender Value is insufficient, provided certain conditions are met. These conditions are discussed below.

Additional          You may make additional premium payments of at least
Premiums            $50 at any time prior to the Maturity Date of the Policy.
                    The Company reserves the right to limit the amount of additional premium payments in order to meet the requirements and restrictions of federal tax law and related regulations. Premium limitations are set out on the specifications page of the Policy.

Unless you instruct otherwise, all payments the Company receives will be considered premium payments, even if there is a loan outstanding. If you are making a loan repayment, you must state that the payment is to be applied to the outstanding Policy loan.

MAXIMUM PREMIUM LIMITATION

In order to comply with federal tax law, the Company will limit the total amount of premiums, both planned and additional, that may be paid during each Policy Year. This is the "maximum premium limitation." Because the maximum premium limitation is dependent in part on the Policy's Specified Amount, changes in the Specified Amount may affect this limitation. In the event you pay a premium which causes the maximum premium limitation to be exceeded, the Company will accept only that portion of the premium up to the maximum limitation and return the excess to you. Thereafter, no premiums will be accepted until they do not exceed the maximum premium limitation.

DEATH BENEFIT GUARANTEE

If the minimum premium requirement described below is met, the Policy will not lapse, even if the Cash Surrender Value is insufficient to cover the monthly deductions when due.

The minimum premium requirement is met when the sum of all premiums paid is not less than:

(1) the sum of all monthly death benefit guarantee premiums as shown on the specifications page of the Policy, PLUS

(2)  the current Policy indebtedness, PLUS

(3) the sum of all partial surrenders, partial surrender charges, and partial surrender administrative fees, PLUS

(4) the sum of all monthly deductions for any additional benefits provided by a rider to the Policy.

All sums in the minimum premium requirement include values for the current Policy Month.

The initial monthly death benefit guarantee premium is shown on the specifications page of your Policy. This premium will change if you increase or decrease the Specified Amount or if you change the death benefit option. At the time of the change, the Company will recalculate the monthly death benefit guarantee premium based on your age, the death benefit option you have chosen, and the new Specified Amount. Any change in the amount of the death benefit guarantee premium will be shown on a Policy amendment which the Company will send to you.

GRACE PERIOD

If the death benefit guarantee is not in effect, and if the Cash Surrender Value is not sufficient to cover the monthly deduction when due, a grace period of 61 days will be allowed for you to make a premium payment or a loan repayment which is sufficient to cover the monthly deduction. The grace period begins on the Monthly Processing Day during which there is insufficient Cash Surrender Value. The Company will mail a notice to your last known address that the grace period is in effect.

The Policy will not lapse during the grace period. During the grace period, the death benefit will equal the amount of death benefit in effect immediately prior to the grace period, less any outstanding Policy loans and unpaid charges.

Under certain circumstances, even if there is insufficient Cash Surrender Value to cover the monthly deduction, the Policy will not lapse if the death benefit guarantee is in effect.

REINSTATEMENT

After a lapse, you may request that the Policy be reinstated. Policy reinstatement is subject to the following conditions:

     - You must request reinstatement in writing and it must be received by the Company's home office within three years from the date of lapse; AND

     - The Company must receive proof that you, or if you were not the Insured, the person whose life was insured under the Policy, is still insurable; AND

     - You must make a premium payment that is sufficient to cover the monthly deductions for the first two Policy Months following reinstatement.

The Policy will be reinstated on the next Valuation Date following the date that all of the above conditions have been met. If you surrender the Policy for its full Cash Surrender Value, the Company will not reinstate the Policy.

                             CHARGES AND DEDUCTIONS

The following section describes the fees and expenses that you will pay when purchasing, owning, and surrendering the Policy.

DEDUCTIONS FROM PREMIUMS

     Sales Charge      The Company deducts a front-end sales expense charge, or
                       sales load, of 5% from each premium payment you make. The amount of the sales load deducted in any one Policy Year may not be specifically related to the actual sales expenses incurred in that year. To the extent that the amount deducted does not cover the Company's actual sales expenses, these expenses may be recovered from the charges for mortality and expense risks, the deferred sales charge and from mortality gains.

     Premium Tax       The Company deducts the amount of any premium tax owed to
                       any state or other governmental entity. Premium taxes currently vary from state to state and range from 0% to 3.5%.

DEDUCTIONS FROM THE VARIABLE LIFE ACCOUNT

     Mortality and     The Company deducts a mortality and expense risk premium
     Expense Risk      equal, on an annual basis, to 0.90% of the daily net
     Premium           asset value of the Variable Life Account. This premium
                       compensates the Company for the mortality and expense risks it assumes under the Policy. Mortality risk is the possibility that all Insured persons, as a group, may not live as long as expected. Expense risk is the possibility that the Company's actual expenses may be greater than anticipated.

     Death Benefit The Company deducts a death benefit guarantee risk charge Guarantee Risk which is equal, on an annual basis, to 0.15% of the daily
     Charge            net asset value of the Variable Life Account. This charge
                       compensates the Company for assuming risks associated with the death benefit guarantee.

     Taxes The Company reserves the right to deduct any amount due for income taxes resulting from the investment operation of any Subaccount. The Company does not currently make a deduction for income taxes.

DEDUCTIONS FROM CASH VALUE

     Monthly           The Company makes a monthly deduction from the Cash Value
     Deduction         of the Policy at the beginning of each Policy Month
                       totaling the sum of:

                       (1) the cost of insurance for the Policy and any
                           additional benefits provided by rider to the Policy; PLUS
                       (2) a $5 monthly administrative fee to reimburse the
                           Company for administering the Policy and the Variable Life Account. This includes issuing policies, underwriting, maintaining policy records, policy service, billing and collecting premium, preparing reports to Policy Owners, accounting, calculating reserves, meeting regulatory reporting requirements, and auditing the Variable Life Account.

     How Charge is Deducted: The Company deducts the monthly deduction by canceling accumulation units from each applicable Subaccount in the ratio that the Cash Value of the Subaccount bears to the total of Subaccount Cash Values.

     The cost of insurance for the Policy is determined on a Policy Month basis. The amount will vary from month-to-month and depends on the death benefit option in effect, the Cash Value, your age, sex and risk classification. The cost of insurance is calculated by multiplying the difference between the death benefit in effect divided by 1.0040741 and the Cash Value by the monthly mortality charge. Because the investment performance of the Variable Life Account or the level of premium payments will affect the death benefit or the Cash Value, they will also affect the cost of insurance. The Company calculates the cost of insurance for any rider separately.

     The mortality charge is based on the Company's current mortality rates, which in turn are based on the Insured person's age, sex and risk class. The risk class will be determined separately for the initial Specified Amount and for any subsequent increase in the Specified Amount that requires evidence of insurability. The Company determines the current mortality rates according to expectations of future mortality experience. These rates are not guaranteed and may be changed from time to time, but will never exceed the maximum rates shown in the

     "Table of Guaranteed Maximum Mortality Rates" which is included in the Policy. Any change the Company makes in mortality rates will apply to all Insured persons of the same sex, age and risk class. The guaranteed rates for standard risks are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday. The guaranteed rates for Insured persons classified as smokers or medically substandard are based on a multiple of the 1980 CSO Table. A multiple could be as high as five times the 1980 CSO Table.

     Transfer Fee      At its option, the Company may deduct a fee, not to
                       exceed $25, for each transfer. The deduction will be made from the amounts transferred.

DEDUCTIONS FROM SURRENDERED VALUES

     Full Surrender    If you totally surrender the Policy prior to the Maturity
     Charge            Date, the Company may impose a full surrender charge. If
                       you fully surrender the Policy during the first nine
                       Policy Years after it is issued, or if you increase the Specified Amount, the Company will impose the full surrender charge. The amount of the full surrender charge will be the total of the four charges outlined below, or a percentage of the total of the four charges, depending on the number of years the Policy, or the increase in Specified Amount, has been in effect. The full surrender charge will remain constant from the date of issue or increase through the 4th Policy Year, and then it is reduced each year until it reaches zero in the 10th year.
                       The amount of the full surrender charge is determined by multiplying the total of the four charges by the applicable percentage. The applicable percentages are shown below where the year is the number of full Policy
                       Years from the date the Policy was issued, or from the Policy Anniversary Date on or preceding the date of each increase in the Specified Amount, to the date of surrender.

                       Completed Policy Years     Applicable Percentages
                       ----------------------     ----------------------
                               0-4                        100
                               5                           80
                               6                           60
                               7                           40
                               8                           20
                               9+                           0

                       The four charges used to calculate the full surrender charge are:

                       (1) Contingent Deferred Administrative Expense Charge.
                           This charge is calculated as $3.50 per $1,000 of the first $100,000 of the Specified Amount, plus $1.50 per $1,000 of the excess above $100,000. The maximum contingent deferred administrative charge is $750. This charge covers the administrative expenses in connection with issuing the Policy.

                       (2) Deferred Sales Charge. This charge is calculated as
                           25% of the Target Surrender Premium, or 25% of the actual premiums you paid in the first Policy Year, if less. The amount of the Target Surrender Premium is shown on the specifications page of your Policy and is calculated to be less than or equal to the guideline annual premium as defined in the applicable rules and regulations under the Investment Company Act of 1940.

                       (3) Additional Contingent Deferred Administrative Expense
                           Charge. This charge may result from an increase in the Specified Amount. The maximum charge is calculated as $3.50 per $1,000 of the first $100,000 of the Specified Amount increase, plus $1.50 per $1,000 above $100,000. The maximum charge is $750 for each increase in the Specified Amount.

                       (4) Additional Deferred Sales Charge. This charge may
                           result from an increase in the Specified Amount and is 25% of the lesser of:

                           a) the Target Surrender Premium for the increase in the Specified Amount as shown on the Policy amendment; or

                           b) the portion of the actual premiums paid in the first 12 Policy Months following the effective date of the increase in the Specified Amount that exceeds the Target Surrender Premium for the Policy that was in effect prior to the increase in the Specified Amount.

                       Explanations:

                       The Target Surrender Premium is based on your age and sex on the date an increase in the Specified Amount is effective. The Company reserves the right to require a minimum premium payment during the first 12 months following the effective date of an increase in the Specified Amount.

                       The full surrender charge as calculated above will be reduced by the total of all partial surrender charges previously deducted. In no event will the full surrender charge be less than zero. There are five factors that contribute to the maximum surrender charge you could pay. These factors are your age, your sex, your risk category, the Specified Amount, and the premium paid during the first Policy Year or in the year following an increase in Specified Amount.

                       Examples:  Age 35, male,non-smoker,     $6.46 per $1,000 of Specified Amount
                                  death benefit option 1

                                  Age 55, male, smoker,        $14.22 per $1,000 of Specified Amount
                                  death benefit option 2

                                  Age 75, male, smoker,        $40.38 per $1,000 of Specified Amount
                                  death benefit option 2

                       A decrease in the Specified Amount will not change any existing surrender charges.

     Partial Surrender The Company may impose this charge when the Policy is
     Charge partially surrendered; that is, when you withdraw a portion of the Cash Value. The partial surrender charge is a percentage of the full surrender charge equal to the percentage of Cash Surrender Value being withdrawn. For example, if the partial withdrawal is 20% of the Policy's Cash Surrender Value, then 20% of the full surrender charge will be imposed.

     Partial Surrender The Company imposes this charge to compensate it for
     Administrative    processing the partial surrender. It is the lesser of 2%
     Charge            of the amount surrendered or $25.

                       Explanation: The partial surrender charge and the partial surrender administrative charge are in addition to the amount surrendered. The charges will be deducted proportionately from all the Subaccounts in which the Policy is invested unless you designate a specific Subaccount; however, the deduction for these charges is not subject to the surrender charge.

ANNUAL EXPENSES OF T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., AND JANUS ASPEN SERIES.

There are deductions from and expenses paid out of the assets of the available Portfolios, which are summarized below. See the accompanying prospectuses for a complete description.

                                                    INVESTMENT MANAGEMENT      OTHER      TOTAL ANNUAL
PORTFOLIO                                          AND ADMINISTRATION FEES    EXPENSES      EXPENSES
---------                                          -----------------------    --------      --------
T. Rowe Price Fixed Income Series, Inc.
  - T. Rowe Price Prime Reserve                             0.55%              0.00%          0.55%
  - T. Rowe Price Limited-Term Bond                         0.70%              0.00%          0.70%
T. Rowe Price Equity Series, Inc.
  - T. Rowe Price Personal Strategy Balanced                0.90%              0.00%          0.90%
Janus Aspen Series
  - Aggressive Growth                                       0.72%              0.03%          0.75%

Portfolios of T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. have an annual all-inclusive Investment Management and Administrative Fee based on their average daily net assets, which includes all expenses related to the Portfolios. The Portfolios calculate and accrue the fees daily. The Investment Management and Administrative Fee for the Janus Aspen Series are separate from related fees.

GROUP ARRANGEMENTS

The following charges and minimum amounts may be reduced or eliminated when the Policy is issued to individuals or a group of individuals resulting in sales or administrative expense savings:

     -  front-end sales charge
     -  monthly administrative charge
     -  deferred sales charge
     -  deferred administrative expense charge
     -  minimum premium
     -  minimum amount of insurance

The Company will determine if a group is entitled to have the charges and minimum amounts reduced or eliminated based on these four factors:

     (1) The size and type of group. Generally, sales expenses for larger groups are less than for small groups because more policies can be issued to a large group with fewer sales contacts.

     (2) The total amount of premium that will be received. Per-policy sales expenses are likely to be less on larger premiums payments than on smaller ones.

     (3) Any prior or existing relationship with the Company. Per-policy sales and administrative expenses are likely to be less when an established relationship exists.

     (4) Other group factors may come to light that warrant a reduction or elimination of the charges and minimum amounts.

From time to time, the Company may modify both the amounts of reductions and the criteria for qualification, but in no event will reduction or elimination of these charges or of any other provision of the Policy be permitted if it will be unfairly discriminatory to any person.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFIT

A death benefit will be payable as long as the Policy is in effect. The death benefit will be reduced by any outstanding Policy loans and any unpaid charges applicable to the Policy. If you are the Insured, when you die, the death benefit will be paid to the named Beneficiary. All or part of the death benefit may be paid in cash or applied under one or more the optional settlement plans.

DEATH BENEFIT OPTIONS

There are two death benefit options available, and the amount of the death benefit will depend on the death benefit option in effect at the time of your death. You may elect one of two options to determine the amount of the death benefit.

     Option 1 The death benefit equals the greater of the Specified Amount or the Cash Value multiplied by the applicable corridor percentage.

     Option 2    The death benefit is the greater of

                 (a) the Specified Amount PLUS the Cash Value;  or
                 (b) the Cash Value multiplied by a corridor percentage.

The Specified Amount and the Cash Value used to determine the death benefit will be calculated at the end of the Valuation Period next following the date of your death.

                              CORRIDOR PERCENTAGES

  AGE        %           AGE          %           AGE           %
  ---       ---          ---         ---          ---          ---
40 or less  250          55          150          70           115
41          243          56          146          71           113
42          236          57          142          72           111
43          229          58          138          73           109
44          222          59          134          74           107
45          215          60          130          75           105
46          209          61          128          76           105
47          203          62          126          77           105
48          197          63          124          78           105
49          191          64          122          79-90        105
50          185          65          120          91           104
51          178          66          119          92           103
52          171          67          118          93           102
53          164          68          117          94           101
54          157          69          116          95+          100

Under both Option 1 and Option 2, premium payments and favorable investment results will increase the Cash Value. However, increased Cash Value has a different effect on each option.

            Effect of Increased Cash Value on Death Benefit Options

------------------------------------------------------------------------------------------------------------------------------------
                    Option 1                                                                  Option 2
------------------------------------------------------------------------------------------------------------------------------------
Decreases amount of the monthly deductions and the                    Increases the Policy's death benefit
amount of premium necessary to keep the Policy
in effect.
------------------------------------------------------------------------------------------------------------------------------------
Increases the amounts available for Policy loans and                  Increases the amounts available for Policy loans and
surrenders                                                            surrenders
------------------------------------------------------------------------------------------------------------------------------------

Your insurance goals should determine the death benefit option you choose.

     Choose Option 1

     if you are satisfied with the amount of your life insurance coverage and prefer to have premium payments and favorable investment results reflect an increase in Cash Value.

     Choose Option 2

     if you prefer to have favorable investment results partly reflect an increase in the death benefit.

CHANGING DEATH BENEFIT OPTIONS

You may change the death benefit option you have selected by sending a written request to the Company. When the Company approves the request, the change will take effect on the Monthly Processing Day next following the date the Company receives the request. A change may result in a new Specified Amount and you may be asked to provide evidence of insurability satisfactory to the Company before the change will be made.

     A change from Option 2 to Option 1

     will increase the Specified Amount by the Policy's Cash Value calculated at the end of the Valuation Period next following the effective date of the change. When Option 2 is changed to Option 1, the Company may require evidence of insurability.

     A change from Option 1 to Option 2

     will decrease the Specified Amount by the Policy's Cash Value calculated at the end of the Valuation Period next following the effective date of the change.

Changing the death benefit option will also change the cost-of-insurance charge for the duration of the Policy. The mortality charge is the same under both options, but the difference between the death benefit and the Cash Value varies directly with the Cash Value under Option 1, but is constant under Option 2, unless the death benefit is determined by applying a corridor percentage.

CHANGING THE SPECIFIED AMOUNT

You may increase or decrease the Specified Amount of the death benefit by sending a written request to the Company. Any change is subject to the following conditions:

     -  The Specified Amount cannot be changed during the first Policy Year.

     - The Specified Amount can only be changed once during any subsequent Policy Year.

     - The Specified Amount cannot be less than the minimum Specified Amount, which is currently $50,000, unless the Company's current rules allow a lower amount.

A decrease will become effective on the Monthly Processing Day following the date the Company receives a request and will be effected on a last-in-first-out basis. That is, for purposes of determining the cost of insurance charge, a decrease will apply to the Specified Amount provided by the most recent increase; then the next most recent increase successively; then the initial Specified Amount. The Company will not permit a decrease in the Specified Amount if the decrease causes the Policy to violate the maximum premium limitation (see "Maximum Premium Limitation" on page 12). The Company will impose a deferred sales charge when the Specified Amount is decreased.

You must submit a supplemental application to request an increase in the Specified Amount. You will be required to provide satisfactory evidence of insurability. Any increase approved by the Company will become effective on the Monthly Processing Day next following the Company's approval. An increase will not become effective if the Policy's Cash Surrender Value is insufficient to cover the monthly deduction for the Policy Month following the increase. When the Specified Amount is increased, you have the right to the free-look and Policy exchange privileges.

EFFECTS OF CHANGING THE SPECIFIED AMOUNT

Changing the Specified Amount will result in a change in the cost of insurance charge because the amount of the cost of insurance charge depends on the difference between the death benefit option in effect and the Cash Value.

In addition, changing the Specified Amount may affect the premium requirement for the minimum death benefit guarantee.

Whenever the Specified Amount is increased, a separate full surrender charge will be calculated based on the amount of the increase, unless the increase is due to a change from death benefit Option 2 to death benefit Option 1. No increase will be allowed if the Policy does not have sufficient Cash Surrender Value to support the additional deferred charges. As a condition following an increase, the Company may require payment of additional premium equal to the first year minimum premium that would be charged based on the then-age and risk class for a newly-issued policy with a Specified Amount equal to the amount of increase. Because the cost of insurance varies directly with the difference between the death benefit and the Cash Value, an increase in the Specified Amount will generally require higher premium payments to support the Policy.

     Example: Assume a 40-year-old non-smoker buys a $100,000 policy and chooses death benefit Option 1. Also assume that all policy charges and deductions are made and that the net investment return after all asset-based charges are deducted is 6% (7.98% gross investment return). The following table shows the effect on Cash Values and Cash Surrender Values under three alternatives:

     (1) the Specified Amount is not changed
     (2) the Specified Amount is increased to $250,000
     (3) the Specified Amount is decreased to $50,000

     The changes occur five years after the policy is issued.


                       No change in                        Increase in Specified              Decrease in Specified
                     Specified Amount                        Amount to $250,000                 Amount to $50,000
                     ----------------                        ------------------                 -----------------
                     Sum of              Cash           Sum of                Cash          Sum of              Cash
      End of        Premiums    Cash   Surrender       Premiums    Cash     Surrender      Premium    Cash    Surrender
     Policy Yr.       Paid      Value    Value           Paid      Value      Value         Paid      Value     Value
     ----------       ----      -----    -----           ----      -----      -----         ----      -----     -----
         5          $ 7,563   $ 6,582  $ 6,000         $ 7,563   $  6,582   $  6,000      $  7,563  $  6,582  $  6,000
         6            9,076     8,097    7,660          11,931     10,522      8,947         8,121     7,296     6,859
         7           10,589     9,683    9,391          16,299     14,652     13,223         8,679     8,042     7,751
         10          15,127    14,894   14,894          29,403     28,289     27,379        10,353    10,490    10,490
         20          30,253    38,036   38,036          73,084     90,226     90,226        15,934    21,350    21,350
       Age 65        57,817    53,891   53,891          94,924    134,196    134,196        18,724    28,929    28,929

     Explanation: The premium paid in all cases is assumed to be equal to the minimum death benefit guarantee premium, which would be $1,513 at issue, increases to $4,368 when the Specified Amount is increased to $250,000, and decreases to $558 when the Specified Amount is decreased to $50,000.

POLICY MATURITY

If the Policy is in effect on the Policy Anniversary Date on or after your 95th birthday, the Policy will mature and the Cash Value, less any amounts owed for Policy loans calculated at the end of the Valuation Period following the Maturity Date, will be paid to you. You may take the Cash Value in a lump sum or payment can be made under a settlement option acceptable to the Company.

CASH VALUE

The Policy's Cash Value is the sum of the Subaccount Cash Values and any Cash Value held in the Company's General Account to secure a Policy loan. Cash values will be determined at the end of every Valuation Period and may change on each Valuation Date. The Cash Value will vary with the investment performance of the underlying Portfolios and in relation to the charges deducted and the premiums paid. THERE IS NO GUARANTEED MINIMUM CASH VALUE.

DETERMINATION OF ACCUMULATION UNIT

An accumulation unit is an accounting unit of measure used to calculate Policy values. The value of an accumulation unit may vary from Valuation Period to Valuation Period. Net premiums allocated to a Subaccount are credited in accumulation units. Charges deducted from a Subaccount, including monthly deductions, result in cancellation of accumulation units. The number of accumulation units credited to or canceled from a Subaccount is determined by dividing the dollar value of the credit or cancellation by the value of one accumulation unit.

     Example:  Dollar value of credit (net premium payment)         =  $100

               Value of one Subaccount accumulation unit            =  $ 10

               $100/$10 = 10 accumulation units credited to Subaccount

The Subaccount Cash Value is determined by multiplying the number of accumulation units attributable to the Subaccount by the value of one accumulation unit for the Subaccount.

     Example:  Number of Policy Owner accumulation units
               in Subaccount                                        =   250

               Value of one Subaccount accumulation unit            =   $10

               250 x $10 = $2,500 Cash Value

Initially, the value of one accumulation unit was set at $10. For each subsequent Valuation Period, the Company determines the accumulation unit value. It does this by

     (1) determining the total amount of money invested in the particular Subaccount;

     (2) subtracting from that amount the mortality and expense risk premium, the death benefit guarantee risk charge and any other charges, such as taxes, the Company has deducted; and

     (3) dividing this amount by the number of outstanding accumulation units.

POLICY SURRENDER

While the Policy is in effect, you may request a partial or full surrender of the Policy. Your request for a surrender must meet the following requirements:

     -   it must be in writing

     -   it must made while the Policy is in effect

     -   it must be made during your lifetime

     -   it must be made prior to the Maturity Date

PARTIAL SURRENDER

A partial surrender is treated as a withdrawal of part of the Policy's Cash Value. The amount of the surrender will be taken from the Cash Value of the Subaccount or Subaccounts you designate and will result in cancellation of Subaccount accumulation units. Unless you specify otherwise, accumulation units will be canceled from each applicable Subaccount in the ratio that the Cash Value of each Subaccount bears to the total of all Subaccount Cash Values.

The Company will deduct a partial surrender administrative charge equal to 2% of the amount surrendered or $25, whichever is less. The Company may also deduct a partial surrender charge.

The Policy's Cash Value and death benefit will be reduced by the sum of

     (1) the amount of the partial surrender, PLUS
     (2) the partial surrender administrative charge, PLUS
     (3) the partial surrender charge.

If you have selected death benefit Option 1, a partial surrender will cause the Specified Amount to decrease by the sum of

     (1) the amount of the partial surrender, PLUS
     (2) the partial surrender administrative charge, PLUS
     (3) the partial surrender charge.

While there currently is no limit to the number of partial surrenders that you can make during a Policy Year, the Company reserves the right to impose a limit.

You should consult your tax adviser as to the possible tax consequences if the amount of the partial surrender exceeds premiums paid. It may be more advantageous for you to take out a Policy loan if the need for cash is temporary.

FULL SURRENDER

Under a full surrender, the Company will pay you the entire Cash Surrender Value of the Policy and the Policy will terminate. The full Cash Surrender Value is equal to the Cash Value calculated at the end of the Valuation Period next following the date on which the Company receives the request for full surrender, less any outstanding Policy loans and less the full surrender charge. The full surrender charge is calculated as of the end of the Valuation Period next following the date on which the Company receives the request for a full surrender.

POLICY LOANS

As long as the Policy is in effect, you may obtain a loan from the Company using the Policy as the only security, subject to the following restrictions:

     - You cannot make a request before the first Anniversary Date of the Policy.

     -   You must make the request in writing.

     -   The maximum loan amount is 90% of (a) MINUS (b), where:

         (a) is the Policy's Cash Value, and
         (b) is the full surrender charge at the end of the Valuation Period during which the loan request is received.

     - The maximum amount you can borrow at any one time is the maximum loan amount, less any outstanding Policy indebtedness, including any other outstanding Policy loans.

     - If the loan is approved, the Company will send a check within seven days after it receives the loan request.

     - Payment of any loan proceeds may be suspended under certain circumstances as detailed in the section entitled "Suspension of Payments."

     - Loan proceeds may be taxable if the Policy is a modified endowment contract. See "Federal Tax Status."

ALLOCATION OF LOANS

At the end of the Valuation Period during which the loan is made, a portion of the Cash Value equal to the loan amount will be transferred from the Subaccounts of the Variable Life Account into the General Account of the Company. The amount transferred to the General Account does not participate in the investment experience of the Variable Life Account. The amount of any interest due on the loan that remains unpaid is also transferred to the General Account. These transfers result in the cancellation of accumulation units within the Subaccounts of the Variable Life Account. Unless you specify otherwise, accumulation units will be canceled from each applicable Subaccount in the ratio that the Cash Value of each Subaccount bears to the total of all Subaccount Cash Values.

INTEREST CHARGED

The Company will charge an annual effective interest rate of 8% on Policy loans. Interest is due at the end of each Policy Year. Unpaid interest will be added to the existing Policy loan and charged interest at 8%.

INTEREST CREDITED

Interest will accrue daily on the Cash Value held in the General Account at an annual rate of 6% and will be credited at the end of each Policy Year. Credited interest will be transferred to the Variable Life Account and allocated to the Subaccounts in the same manner that premium payments are allocated to the Subaccounts.

LAPSE DUE TO LOAN

Policy indebtedness is the sum of all outstanding Policy loans and accrued interest. If Policy indebtedness causes the Cash Surrender Value of the Policy to equal zero or become negative, and the death benefit guarantee is not in effect, the Company will notify you, along with any collateral assignee of record, that the Policy will lapse and terminate without value.

In order to prevent the Policy from lapsing and terminating without value, you must make a payment to the Company within 61 days from the date the notice is sent. The payment must at least equal the amount by which the Policy indebtedness exceeds the Cash Value less any remaining surrender charges. Policy indebtedness will affect the applicability of the death benefit guarantee.

LOAN REPAYMENT

You may repay Policy loans in full or in part at any time while the Policy is in effect. Outstanding Policy loans and accrued interest are subtracted from final payments made under the Policy. These are:

     -   the death benefit paid on your death

     -   the Cash Value when there is a full surrender of the Policy

     -   the Cash Value payable at the Maturity Date

When you make a Policy loan payment, an amount equal to the payment is transferred from the Cash Value in the General Account securing the loan to the Variable Life Account and is allocated to the Subaccounts in the same manner that premium payments are allocated to the Subaccounts. If you send a loan payment to the Company, you must indicate that it is a loan repayment. Otherwise, the payment will be treated as a premium payment.

                            OTHER POLICY PROVISIONS

POLICY OWNER

It is assumed that the Policy Owner is the Insured, unless otherwise specified in the Policy application. The Policy Owner may exercise all rights and privileges granted under the Policy without the consent of any revocable Beneficiary.

CONTINGENT POLICY OWNER

If you are the Policy Owner, but not the Insured, you may name a Contingent Policy Owner. In that situation, if you die before the Insured, the Contingent Policy Owner you have named in the application becomes the Policy Owner and possesses all rights of the Policy Owner. At your death, if the Contingent Policy Owner is deceased, or if you have not named a Contingent Policy Owner, ownership of the Policy passes to your estate.

CHANGING THE POLICY OWNER OR CONTINGENT POLICY OWNER

By providing the Company with a dated and signed written notice, you may change the Policy Owner or the Contingent Policy Owner if you are not also the Insured. After the Company records the change, it becomes effective as of the date of the written notice. The Insured does not have to be living when the Company records a change in Policy Owner in order for the change to be effective. You do not have to be living when the Company records a change of Contingent Policy Owner in order for it to be effective. The Company will not be responsible for any payment made or any other action taken before it records a change.

BENEFICIARY

The Beneficiary is named in the application. If, for whatever reason, there is no Beneficiary when the Insured dies, the Company will pay the death benefit to you as the Policy Owner, or to your estate if you are deceased when the Insured dies. If the Beneficiary dies at the same time or within 10 days of the Insured, the death benefit will be paid as though the Beneficiary died before the Insured.

CHANGING THE BENEFICIARY

By providing the Company with a dated and signed written notice, you may change the Beneficiary. After the Company records the change, it becomes effective as of the date of the written notice. The Insured does not have to be living when the Company records a change in Beneficiary in order for it to be effective. The Company will not be responsible for any payment made or any other action taken before it records the change.

ASSIGNMENT

As the Policy Owner, you may assign the Policy as collateral. The Company is not responsible for the validity or effect of any collateral assignment. The interest of any revocable Beneficiary will be subject to the terms of the assignment. The Company will not be responsible for knowledge of any assignment until it receives written notice of the assignment and it records the assignment.

INCONTESTABILITY

Except if you fail to pay premiums, the Company will not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the date the Policy was issued. This will not apply to any riders to the Policy. Any increase in the Specified Amount after the date the Policy is issued will be incontestable only after the increase has been in effect during the Insured's lifetime for two years after the effective date of the increase.

MISSTATEMENT OF AGE OR SEX

If your age or sex has been misstated in the application, the death benefit will be adjusted by the difference between the monthly charges actually deducted and the monthly charges that would have been deducted at the correct age and sex. The adjustment will be accumulated based on investment returns that were credited to the Cash Value.

NO DIVIDENDS

The Policy is non-participating, which means you will not receive dividends or share in the Company's profits or surplus.

OPTIONAL SETTLEMENT PLANS

The Company will pay benefits under the Policy in one lump sum unless you choose an optional settlement plan. The following provisions apply:

- You may choose a settlement plan while the Policy is in effect and while the Insured is living.

- If you have not chosen a settlement plan, your Beneficiary may choose one after your death.

- In order to choose a settlement plan, you must send a dated and signed written notice to the Company.

- If approved by the Company, the plan you choose will be effective from the date the notice was signed.

- The Company will not be responsible for any payment made or other action taken before the selection has been recorded by the Company.

You can choose from the following settlement plans:

     Plan 1            The Company will hold the Policy proceeds in the General
     Proceeds Held     Account and make payments at the times and in the amounts
     at Interest       that you and the Company agree on, as long as the Policy
                       remains in effect. Payments can be made monthly, quarterly, annually, or in a lump sum, or any other mode that you and the Company may agree on. The Company will credit the Policy proceeds held with an effective annual interest rate of at least 4%. When the payee dies, any remaining Policy proceeds will be paid to his or her estate, unless otherwise specified.

     Plan 2            The Company will make monthly payments in a fixed amount
     Lifetime Payments as long as the payee lives. A guaranteed number of with a Guarantee payments maybe chosen. If the payee dies before the guaranteed number of payments has been made, the Company will continue the payments until the guaranteed number of payments has been made.

                             SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone any payment under the Policy when:

     (1) the New York Stock Exchange is closed on other than customary weekend and holiday closings;
     (2) trading on the New York Stock Exchange is restricted;
     (3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Life Account, or it is not reasonably practicable to determine the net asset value of the Variable Life Account; or
     (4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DISCUSSION IS BASED ON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL TAX LAWS APPLICABLE TO LIFE INSURANCE IN GENERAL. THE COMPANY CANNOT PREDICT IF THESE LAWS WILL CHANGE. SECTION 7702 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"), DEFINES THE TERM "LIFE INSURANCE CONTRACT" FOR PURPOSES OF APPLYING THE TAX LAWS TO LIFE INSURANCE POLICIES. THE COMPANY BELIEVES THAT THE POLICY QUALIFIES AS A LIFE INSURANCE CONTRACT UNDER
SECTION 7702; HOWEVER, THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE POLICY. YOU BEAR COMPLETE RISK THAT THE POLICY MAY NOT BE DEEMED A LIFE INSURANCE CONTRACT BY THE INTERNAL REVENUE SERVICE ("IRS"). THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND YOU SHOULD UNDERSTAND THAT THERE MAY BE SPECIAL FEDERAL TAX RULES NOT DISCUSSED IN THIS PROSPECTUS THAT ARE APPLICABLE IN CERTAIN SITUATIONS. YOU ARE CAUTIONED TO CONSULT YOUR OWN TAX ADVISER REGARDING HOW FEDERAL TAX LAWS MAY APPLY TO THE POLICY.

INTRODUCTION

This discussion of federal tax status is general in nature and is not intended to provide you with tax advice. You should discuss the applicability of federal tax laws on the Policy with your tax adviser. No attempt has been made to consider any state tax laws or any other tax laws. The Company is not making any representations or guarantees that current federal tax laws will not be changed or that current interpretations of the federal tax laws will not be changed.

The Company is taxed as a life insurance company under federal tax laws. For federal income tax purposes, the Variable Life Account is not a separate entity from the Company and its operations form a part of the Company.

MODIFIED ENDOWMENT CONTRACTS

Federal tax laws alter the treatment accorded to loans and certain distributions from life insurance policies that are considered to be modified endowment contracts. Generally, the variable life insurance policy described in this Prospectus will not be considered a modified endowment contract.

A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988, and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under a contract at any time during the first 7 years of the contract exceeds the sum of the net level premiums that would have been paid on or before such time if the contract provided for paid-up future benefits after the payment of 7 level annual premiums. A material change includes any increase in the future benefits or addition of qualified additional benefits provided under a contract unless the increase is due to

     - the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first 7 years of the contract; or
     - the crediting of interest or other earnings (including dividends) with respect to such premiums.

Additionally, any policy issued in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. However, an exchange under
Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a modified endowment contract if no additional premiums are paid. Due to the flexible premium feature of a variable life insurance policy, the circumstances of each policy will be considered individually in determining whether it will be treated as a modified endowment contract.

If a policy is determined to be a modified endowment contract, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in-first-out basis, which means that the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of loans or surrenders. The penalty will not apply to any distribution:

     - made to a taxpayer who is at least age 59 1/2 on the date of the distribution;
     - made to a taxpayer who is disabled as defined in Section 72(m)(7) of the Code; or
     - made as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a policy is not classified as a modified endowment contract, then any surrenders will be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first 15 years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

Any loan from a policy that is not classified as a modified endowment contract will be treated as indebtedness of the Policy Owner and not as a distribution. Upon complete surrender (or lapse of the Policy) or when maturity benefits are paid, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

Interest paid on a policy loan is generally not deductible. Furthermore, no deduction will be allowed for interest on a loan under a policy covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

YOU SHOULD CONSULT YOUR OWN TAX ADVISER REGARDING THE TREATMENT OF YOUR POLICY AND THE POSSIBLE TAX CONSEQUENCES OF TAKING LOANS OR SURRENDERS FROM YOUR POLICY.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the U.S. Treasury Department. If it is determined that your variable life insurance policy does not qualify as a life insurance contract, you will be liable for federal income taxes on the earnings portion of the Policy prior to receiving any pay-outs from the policy. The Code has a safe harbor provision which provides that life insurance policies, such as your variable life Policy, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

In 1989, the Treasury Department issued regulations which amplify the diversification requirements for variable contracts and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if

     - no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
     - no more than 70% of the value of the total assets of the portfolio is represented by any two investments;
     - no more than 80% of the total assets of the portfolio is represented by any three investments;
     - no more than 90% of the total assets of the portfolio is represented by any four investments.

For purposes of the regulations, all securities of the same issuer are treated as a single investment and each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that all underlying assets of the Variable Life Account will be managed in order to comply with these diversification requirements.

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Life Account by the owners of variable life policies will cause the owners to be treated as owners of the assets of the Variable Life Account, thereby causing the variable life policy to lose its favorable tax treatment.

The amount of Policy Owner control which may be exercised under the Policy is different in some respect from the situations addressed in published rulings issued by the IRS in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Policy Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Policy Owner to be considered the owner of the assets of the Variable Life Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance does not set forth a new position, it may be applied retroactively, resulting in the Policy Owner being retroactively determined to be the owner of the assets of the Variable Life Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY

The Policy has been designed to comply with the definition of a life insurance contract contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, the Company has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While every attempt has been made by the Company to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that that the IRS will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult a tax adviser regarding the tax consequences of purchasing the Policy.

POLICY PROCEEDS

The tax treatment accorded to loan proceeds and/or surrender payments from the Policy will depend on whether the Policy is considered to be a modified endowment contract. Otherwise, the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit is excluded from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you, as the Policy Owner are not deemed to be in constructive receipt of the Cash Value or Cash Surrender Value, including increments thereon, under the Policy until there is a distribution of such amounts.

If death benefit proceeds are held by the Company at interest, any interest credited is included in the Beneficiary's taxable income for the year in which the interest is credited. If the Policy death proceeds are paid under the lifetime payments with a guarantee plan, the payments will be prorated between the amount attributable to the death benefit, which is excluded from the Beneficiary's income, and the amount attributable to interest, which is included in the Beneficiary's income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

MULTIPLE POLICIES

Federal tax laws provide that multiple modified endowment contracts which are issued within a calendar year period to the same Policy owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from the combination of contracts. You should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

TAX TREATMENT OF ASSIGNMENTS

Assigning or pledging the Policy may be a taxable event. You should consult a tax adviser before assigning or pledging the Policy.

QUALIFIED PLANS

The Policy may be used in conjunction with certain qualified retirement plans. Because the rules governing such use are complex, you should consult with a pension consultant before purchasing the Policy.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in gross income of the Policy Owner are subject to federal income tax withholding. However, in most cases, you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

                      VARIABLE LIFE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series. However, the Company believes that when a Mutual Fund solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Policy Owners, instructions as to how to vote those shares.

For purposes of voting the Mutual Fund shares held in the Variable Life Account at a shareholder meeting of the Mutual Fund, your voting interest will be determined as follows: you may cast one vote for each $100 of Cash Value of your Policy allocated to the Subaccount on the record date for the shareholder meeting of the Mutual Fund. If, however, you have a Policy loan outstanding, any amount transferred from the Variable Life Account to the General Account in connection with the loan will not be considered in determining your voting interest.

If a Mutual Fund holds a shareholder meeting at which you are entitled to vote, you will receive periodic reports, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and a form for giving voting instructions at least 14 days prior to the shareholder meeting.

In accordance with its view of present law, the Company will vote the shares of the applicable Mutual Fund held in the Variable Life Account in accordance with instructions received from all persons having a voting interest in that particular Mutual Fund. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the mutual fund in its own right, it may elect to do so.

VOTING INSTRUCTIONS DISREGARDED

The Company may, when required to do so by state insurance authorities, vote shares of the applicable Mutual Fund without regard to instructions from persons having a voting interest if the voting instructions would cause the Mutual Fund to make (or refrain from making) investments that would result in changes in the sub-classifications or investment objectives of the Mutual Fund. The Company may also disapprove changes in the investment policy initiated by the persons having a voting interest or by the directors or trustees of the Mutual Fund if the Company's disapproval is reasonable and based on a good faith determination that the change would violate state law or the change would not be consistent with the investment objective of the Mutual Fund, or varies from the general quality and nature of investments and investment techniques used by other Mutual Funds with similar investment objectives underlying other separate accounts of the Company or of an affiliated life insurance company.

In the event the Company does disregard voting instructions, it will provide a summary of its reasons for doing so in the next semi-annual report to Policy Owners.

                           MANAGEMENT OF THE COMPANY

The following table lists the officers and directors of the Company, along with their principal occupations.

    ---------------------------------------------------------------------------------------------------------
    NAME                     POSITION WITH COMPANY         PRINCIPAL OCCUPATION
    ---------------------------------------------------------------------------------------------------------
    Dale R. Schuh            Chairman of the Board,        Chairman of the Board, Chief Executive Officer and
                             President, and Director       President of Sentry Insurance a Mutual Company
    ---------------------------------------------------------------------------------------------------------
    Wallace D. Taylor        Vice President                Vice President, Life, Health and Annuities
                                                           of Sentry Insurance a Mutual Company
    ---------------------------------------------------------------------------------------------------------
    William M. O'Reilly      Secretary and Director        Vice President, General Counsel and Corporate
                                                           Secretary of Sentry Insurance a Mutual Company
    ---------------------------------------------------------------------------------------------------------
    William J. Lohr          Treasurer and Director        Vice President and Treasurer of Sentry Insurance
                                                           a Mutual Company
    ---------------------------------------------------------------------------------------------------------
    Janet L. Fagan           Director                      Vice President and Chief Actuary of Sentry
                                                           Insurance a Mutual Company
    ---------------------------------------------------------------------------------------------------------


                           DISTRIBUTION OF THE POLICY

Sentry Equity Services, Inc. ("SESI"), a wholly owned subsidiary of Sentry Insurance a Mutual Company, serves as principal underwriter of the Policy. The Policy is sold by sales representatives who, in addition to being licensed as life insurance agents for the Company, are also NASD registered representatives for SESI. SESI may also enter into written sales agreements with other broker-dealers.

The following persons are the officers and directors of SESI. The business address for each person is 1800 North Point Drive, Stevens Point, WI 54481.

         Name                     Positions and Offices With SESI
         ----                     -------------------------------
         Dale Schuh               Director and Chairman of the Board

         Susan M. DeBruin         President

         Glen E. Scott Jr.        Vice President

         William M. O'Reilly      Director and Secretary

         William J. Lohr          Director and Treasurer

Registered representatives are compensated on a commission and service fee basis by SESI. The Company reimburses SESI for the compensation it pays to registered representatives and for other direct and indirect expenses SESI incurs in marketing and selling the Policy. These expenses include advertising and promotion, field management compensation, and deferred compensation and insurance benefits for registered representatives and field managers. The amount of brokerage commission and expense reimbursement received by SESI as of December 31, 1998, for distributing the Policy was $100,541.

The following chart shows the levels of compensation paid by SESI to registered representatives.



--------------------------------------------------------------------------------
First-Year Commissions    50% to 55% of the first-year premium paid; the
                          commission may be higher under certain circumstances,
                          but will not exceed 80% of the first- year premium
                          paid.
--------------------------------------------------------------------------------
Renewal Commissions       An amount not exceeding 2% of renewal premium paid.
--------------------------------------------------------------------------------
Service Fee               An amount not exceeding .25% of the Cash Value of the
                          policies attributable to the registered representative
--------------------------------------------------------------------------------
Additional Compensation   May be paid to registered representatives who meet
                          certain production and persistency requirements.
--------------------------------------------------------------------------------

                                STATE REGULATION

The Company is subject to the insurance laws of the state of Wisconsin and is regulated by the Wisconsin Insurance Department. It is also subject to the insurance laws of each state in which it is authorized to do business. Each year, the Company files an annual statement with the various state insurance departments which contains information about the operation of the Company and its financial condition as of the most recent year-end. The Wisconsin Insurance Department periodically examines the Company's books and records in order to certify that the Company has correctly stated its policy liabilities and reserves. In addition, the National Association of Insurance Commissioners periodically conducts a full examination of the Company's operations. Any regulation or examination of the Company does not involve supervision of the Company's management or its investment practices or policies.

                            REPORTS TO POLICY OWNERS

As a Policy Owner, you will receive confirmation of the following transactions:

    - receipt of any premiums (except premiums received before the date the Policy is issued and those received via an automatic premium payment plan)
    -   any change in the allocation of premiums
    -   any transfer between Subaccounts
    -   any loan, interest repayment, or loan repayment
    -   any partial surrenders
    - any return of premium necessary to comply with applicable maximum premium limitations.

If you have chosen an automatic premium payment plan, you will receive an annual statement showing the dates and amounts of premiums paid. You will be entitled to a receipt for any premium payment upon request.

You will receive confirmation of the following transactions within 7 days:

    -   exercise of the free-look privilege
    -   exchange of the Policy
    -   full surrender of the Policy
    -   payment of the death benefit

Within 30 days after each Policy Anniversary, you will receive an annual statement containing the following information:

    -   the current amount of death benefit
    -   the current Cash Value
    -   the current Cash Surrender Value
    -   current Policy indebtedness
    -   all premiums paid and charges deducted for the previous Policy Year
    -   all transactions confirmed during the previous Policy Year

Semi-annually, you will receive a report for T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series which will contain all applicable information and financial statements required by federal securities laws and regulations.

                               LEGAL PROCEEDINGS

Neither the Variable Life Account nor SESI are parties to any legal proceedings. The Company is engaged in various kinds of routine litigation which, in the opinion of the Company, are not material to the operation of the Company or to its financial condition.

                                    EXPERTS

The statutory financial statements of the Company as of December 31, 1998 and 1997, and for the years then ended, and the financial statements of the Variable Life Account as of December 31, 1998, and for each of the three years in the period then ended, included in this Prospectus and in the registration statement filed with the Securities and Exchange Commission have been audited by PricewaterhouseCoopers LLP, independent accountant. The audit reports are included in this Prospectus.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Policy.

                              FINANCIAL STATEMENTS

The Company's financial statements included in this Prospectus should only be considered in relation to the Company's ability to meet its obligations in connection with the Policy.

The Company's most current audited financial statements are as of December 31, 1998 and are included in this Prospectus, along with unaudited financial statements as of September 30, 1999.

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                        FINANCIAL STATEMENTS (UNAUDITED)

                            AS OF SEPTEMBER 30, 1999

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                      STATEMENT OF ASSETS AND LIABILITIES
                         September 30, 1999 (Unaudited)



ASSETS:

Investments at market value:

  Neuberger Berman Advisers Management Trust:

     Liquid Asset Portfolio, 181,757
       shares (cost $181,757)                                   $  181,757

     Growth Portfolio, 202,888
       shares (cost $5,100,599)                                  5,088,394

     Limited Maturity Bond Portfolio, 13,442
       shares (cost $183,041)                                      177,346

     Balanced Portfolio, 90,444
       shares (cost $1,425,810)                                  1,429,921
                                                                 ---------

       Total investments                                         6,877,418

  Dividends receivable                                                 565
                                                                ----------

        Total assets                                             6,877,983

LIABILITIES:

Accrued expenses                                                     1,650
                                                                ----------

NET ASSETS                                                      $6,876,333
                                                                ==========


   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the nine months ended September 30, 1999, 1998 and 1997 (Unaudited)



                                                 SUB-ACCOUNTS INVESTING IN:
                                                 --------------------------
                                                           LIQUID ASSET                                      GROWTH
                                                            PORTFOLIO                                       PORTFOLIO
                                                 ---------------------------------              --------------------------------
                                                     1999        1998        1997                   1999        1998       1997
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Income:
    Dividends                                        4,869       5,575       7,119                     --          --          --

Expenses:
    Risk charges                                     1,259       1,268       1,633                 39,096      34,551      27,165
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Net investment income (loss)                         3,610       4,307       5,486                (39,096)    (34,551)    (27,165)
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Realized net investment gain (loss)                     --          --          --                  1,679     121,726      99,349

Unrealized appreciation (depreciation), net             --          --          --               (194,557) (1,625,844)    604,969

Capital gain distributions received                     --          --          --                263,051   1,138,697     264,588
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Realized and unrealized gain (loss)
    on investments and capital
    gains distributions, net                            --          --          --                 70,173    (365,421)    968,906
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Net increase (decrease) in contract owners'
    equity from operations                           3,610       4,307       5,486                 31,077    (399,972)    941,741
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Purchase payments                                  154,520     100,294     147,369                700,438     500,378     534,358

Transfers between subaccounts, net                (121,209)    (66,343)   (136,155)               122,902      30,465     136,842

Withdrawals and surrenders                          (3,872)       (896)    (34,288)              (312,796)   (328,994)   (302,992)

Monthly deductions                                 (15,136)    (12,818)    (11,304)              (256,629)   (214,412)   (183,061)

Policy loans                                          (128)       (327)        (37)               (24,043)    (16,560)    (29,685)

Death Benefit                                           --          --          --                 (7,184)         --          --
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Net increase (decrease) in contract owners'
    equity derived from principal transactions      14,175      19,910     (34,415)               222,688     (29,123)    155,462
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Total increase (decrease) in contract owners'
    equity                                          17,785      24,217     (28,929)               253,765    (429,095)  1,097,203

Contract owners' equity at beginning of year       164,474     150,989     219,666              4,833,999   4,171,215   2,978,276
                                                 ---------   ---------   ---------              ---------   ---------   ---------
Contract owners' equity at end of period           182,259     175,206     190,737              5,087,764   3,742,120   4,075,479
                                                 =========   =========   =========              =========   =========   =========


    The accompanying notes are an integral part of these financial statements


       LIMITED MATURITY                                BALANCED
        BOND PORTFOLIO                                 PORTFOLIO                                        TOTAL
---------------------------------          ---------------------------------             ---------------------------------
   1999        1998        1997               1999        1998        1997                  1999        1998        1997
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------
    9,279      10,093       8,979             23,533      28,603      16,108                37,681      44,271      32,206

    1,350       1,290       1,218             11,242       9,989       7,465                52,947      47,098      37,481
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------
    7,929       8,803       7,761             12,291      18,614       8,643               (15,266)     (2,827)     (5,275)
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------
   (1,018)       (218)     (1,209)            (4,250)     14,079       9,025                (3,589)    135,587     107,165

   (6,389)     (3,265)        484            (36,659)   (285,738)    115,242              (237,605) (1,914,847)    720,695

       --          --          --             34,863     200,904      41,345               297,914   1,339,601     305,933
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------


   (7,407)     (3,483)       (725)            (6,046)    (70,755)    165,612                56,720    (439,659)  1,133,793
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------

      522       5,320       7,036              6,245     (52,141)    174,255                41,454    (442,486)  1,128,518
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------
   21,424      18,098      15,466            223,757     166,146     135,192             1,100,139     784,916     832,385

      984      (3,370)        773             (2,677)     39,248      (1,460)                   --          --          --

   (5,745)    (10,742)     (7,931)          (120,977)    (94,063)     (8,434)             (443,390)   (434,695)   (353,645)

   (8,953)     (7,373)     (8,391)           (85,727)    (79,329)    (69,924)             (366,445)   (313,932)   (272,680)

     (113)       (474)      2,041             (4,971)     (3,651)      6,043               (29,255)    (21,012)    (21,638)

       --          --          --             (4,150)         --          --               (11,334)         --          --
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------

    7,597      (3,861)      1,958              5,255      28,351      61,417               249,715      15,277     184,422
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------

    8,119       1,459       8,994             11,500     (23,790)    235,672               291,169    (427,209)  1,312,940

  168,556     163,497     150,962          1,418,135   1,191,745     843,148             6,585,164   5,677,446   4,192,052
---------   ---------   ---------          ---------   ---------   ---------             ---------   ---------   ---------

  176,675     164,956     159,956          1,429,635   1,167,955   1,078,820             6,876,333   5,250,237   5,504,992
=========   =========   =========          =========   =========   =========             =========   =========   =========


                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                       SEPTEMBER 30, 1999, 1998 AND 1997

1.  ORGANIZATION AND CONTRACTS

    The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

    The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

    A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.  SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS

    Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

    Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

    FEDERAL INCOME TAXES

    The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

    Under Federal income tax law, net investment income and net realized capital gains of the Variable Life Account which are applied to increase net assets are not taxed.


3.  EXPENSES

    A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $1,650 at September 30, 1999.

    At the beginning of each policy month, the company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

    The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

    The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED - CONTINUED)

                       SEPTEMBER 30, 1999, 1998 AND 1997

4.  NET ASSETS

    Net assets are represented by accumulation units in the related Variable Life Account.

    At September 30, 1999 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                            ACCUMULATION      ACCUMULATION
                                                UNITS          UNIT VALUE        VALUE
                                            ------------      ------------    ----------
       Neuberger Berman
       Advisers Management Trust:
         Liquid Asset Portfolio                11,042            $16.51       $  182,259
         Growth Portfolio                     152,717             33.32        5,087,764
         Limited Maturity Bond Portfolio        9,739             18.14          176,675
         Balanced Portfolio                    61,616             23.20        1,429,635
                                                                              ----------
           Total net assets                                                   $6,876,333
                                                                              ==========

    At September 30, 1998 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                            ACCUMULATION      ACCUMULATION
                                                UNITS          UNIT VALUE        VALUE
                                            ------------      ------------    ----------
       Neuberger Berman
       Advisers Management Trust:
         Liquid Asset Portfolio                10,950            $16.00       $  175,206
         Growth Portfolio                     142,953             26.18        3,742,120
         Limited Maturity Bond Portfolio        9,123             18.08          164,956
         Balanced Portfolio                    58,692             19.90        1,167,955
                                                                              ----------
           Total net assets                                                   $5,250,237
                                                                              ==========

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED - CONTINUED)

                       SEPTEMBER 30, 1999, 1998 AND 1997


5.  PURCHASES AND SALES OF SECURITIES

    In 1999, purchases and proceeds on sales of the Trust's shares aggregated $1,663,919 and $1,131,500, respectively, and were as follows:


                             LIQUID ASSET        GROWTH         LIMITED MATURITY         BALANCED
                              PORTFOLIO         PORTFOLIO        BOND PORTFOLIO          PORTFOLIO         TOTAL
                             ------------      ----------       ----------------         ---------      ----------
    Purchases                  $181,757        $1,127,752           $ 33,726             $320,684       $1,663,919
    Proceeds on sales           164,605           681,015             17,847              268,033        1,131,500

    In 1998, purchases and proceeds on sales of the Trust's shares aggregated $2,377,444 and $132,766, respectively, and were as follows:


                             LIQUID ASSET        GROWTH         LIMITED MATURITY         BALANCED
                              PORTFOLIO         PORTFOLIO        BOND PORTFOLIO          PORTFOLIO         TOTAL
                             ------------      ----------       ----------------         ---------      ----------
    Purchases                  $169,901        $1,742,935           $ 28,846             $435,762       $2,377,444
    Proceeds on sales             1,761           107,609              4,964               18,432          132,766

    In 1997, purchases and proceeds on sales of the Trust's shares aggregated $1,436,823 and $952,210, respectively, and were as follows:


                             LIQUID ASSET        GROWTH         LIMITED MATURITY         BALANCED
                              PORTFOLIO         PORTFOLIO        BOND PORTFOLIO          PORTFOLIO         TOTAL
                             ------------       ---------       ----------------         ---------      ----------
    Purchases                  $197,101          $979,204            $27,327             $233,191       $1,436,823
    Proceeds on sales           226,345           586,155             18,388              121,322          952,210

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

                    FOR THE YEARS ENDED 1998, 1997 AND 1996

[PRICEWATERHOUSECOOPERS LLP LETTERHEAD]

                       REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE LIFE ACCOUNT I:

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1998, the results of each of their operations and changes in each of their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers L.L.P.


Chicago, Illinois
February 11, 1999

                         SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

ASSETS:

Investments at market value:

    Neuberger Berman Advisers Management Trust:

      Liquid Asset Portfolio, 164,605
        shares (cost $164,605)                                 $  164,605

      Growth Portfolio, 183,894
        shares (cost $4,652,183)                                4,834,535

      Limited Maturity Bond Portfolio, 12,216
        shares (cost $168,180)                                    168,875

      Balanced Portfolio, 86,792
        shares (cost $1,377,410)                                1,418,179
                                                               ----------

        Total investments                                       6,586,194

Dividends receivable                                                  673
                                                               ----------

        Total assets                                            6,586,867

LIABILITIES:

Accrued expenses                                                    1,703
                                                               ----------

NET ASSETS                                                     $6,585,164
                                                               ==========

   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the Years ended December 31, 1998, 1997 and 1996


                                                 SUB-ACCOUNTS INVESTING IN:
                                                 --------------------------
                                                        LIQUID ASSET                             GROWTH
                                                         PORTFOLIO                              PORTFOLIO
                                                 -------------------------------  ---------------------------------------
                                                     1998       1997      1996          1998          1997           1996
                                                 --------   --------  --------    ----------    ----------     ----------
Income:
    Dividends                                    $  7,551   $ 10,121  $  9,580    $       --    $       --     $      997

Expenses:
    Risk charges                                    1,740      2,305     2,288        45,238        37,804         29,155
                                                 --------   --------  --------    ----------    ----------     ----------
Net investment income (loss)                        5,811      7,816     7,292       (45,238)      (37,804)       (28,158)
                                                 --------   --------  --------    ----------    ----------     ----------
Realized net investment gain (loss)                    --         --        --       130,456       143,719         48,754

Unrealized appreciation (depreciation), net            --         --        --      (607,832)      478,813        (44,382)

Capital gain distributions received                    --         --        --     1,138,697       264,588        233,304
                                                 --------   --------  --------    ----------    ----------     ----------
Realized and unrealized gain (loss)
    on investments and capital
    gain distributions, net                            --         --        --       661,321       887,120        237,676
                                                 --------   --------  --------    ----------    ----------     ----------
Net increase in net assets
    from operations                                 5,811      7,816     7,292       616,083       849,316        209,518
                                                 --------   --------  --------    ----------    ----------     ----------
Purchase payments                                 229,539    447,087    96,463       690,677       698,213        549,845

Transfers between subaccounts, net               (200,831)  (427,134)  (59,472)      134,665       304,525         56,399

Withdrawals and surrenders                         (2,093)   (80,269)  (32,192)     (460,042)     (375,499)      (184,653)

Monthly deductions                                (18,659)   (16,117)  (13,163)     (291,193)     (250,870)      (217,320)

Policy loans                                         (282)       (60)     (709)      (27,406)      (32,746)       (10,421)
                                                 --------   --------  --------    ----------    ----------     ----------
Net increase (decrease) in net assets
    derived from principal transactions             7,674    (76,493)   (9,073)       46,701       343,623        193,850
                                                 --------   --------  --------    ----------    ----------     ----------
Total increase (decrease) in net assets            13,485    (68,677)   (1,781)      662,784     1,192,939        403,368

Net assets at beginning of year                   150,989    219,666   221,447     4,171,215     2,978,276      2,574,908
                                                 --------   --------  --------    ----------    ----------     ----------
Net assets at end of year                        $164,474   $150,989  $219,666    $4,833,999    $4,171,215     $2,978,276
                                                 ========   ========  ========    ==========    ==========     ==========



   The accompanying notes are an integral part of these financial statements


             LIMITED MATURITY                                BALANCED
              BOND PORTFOLIO                                 PORTFOLIO                                     TOTAL
-----------------------------------------    ---------------------------------------    -----------------------------------------
       1998           1997           1996           1998           1997         1996           1998           1997           1996
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------
$    10,093    $     8,980    $    15,386    $    28,603    $    16,109    $  18,652    $    46,247    $    35,210    $    44,615

      1,731          1,647          1,797         13,274         10,422        8,680         61,983         52,178         41,920
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------
      8,362          7,333         13,589         15,329          5,687        9,972        (15,736)       (16,968)         2,695
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------
       (290)        (1,219)        (2,558)        14,003         15,467        8,235        144,169        157,967         54,431

     (2,702)         2,465         (6,306)       (86,499)       100,185      (76,957)      (697,033)       581,463       (127,645)

         --             --             --        200,904         41,345      103,719      1,339,601        305,933        337,023
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------


     (2,992)         1,246         (8,864)       128,408        156,997       34,997        786,737      1,045,363        263,809
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------
      5,370          8,579          4,725        143,737        162,684       44,969        771,001      1,028,395        266,504
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------
     24,332         20,154         25,849        222,905        176,611      142,335      1,167,453      1,342,065        814,492

     (2,103)           793         (9,331)        68,269        121,816       12,404             --             --             --

    (10,939)        (7,924)       (37,994)       (98,008)       (19,038)     (59,749)      (571,082)      (482,730)      (314,588)

    (11,050)       (11,054)       (12,163)      (109,415)       (93,257)     (83,683)      (430,317)      (371,298)      (326,329)

       (551)         1,987           (306)        (1,098)          (219)      (6,732)       (29,337)       (31,038)       (18,168)
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------

       (311)         3,956        (33,945)        82,653        185,913        4,575        136,717        456,999        155,407
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------
      5,059         12,535        (29,220)       226,390        348,597       49,544        907,718      1,485,394        421,911

    163,497        150,962        180,182      1,191,745        843,148      793,604      5,677,446      4,192,052      3,770,141
-----------    -----------    -----------    -----------    -----------    ---------    -----------    -----------    -----------

$   168,556    $   163,497    $   150,962    $ 1,418,135    $ 1,191,745    $ 843,148    $ 6,585,164    $ 5,677,446    $ 4,192,052
===========    ===========    ===========    ===========    ===========    =========    ===========    ===========    ===========

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996

NOTES TO FINANCIAL STATEMENTS
December 31, 1998, 1997 and 1996

1.  ORGANIZATION AND CONTRACTS

    The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

    A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.  SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS

    Investments in the Trust are valued at the reported net asset values of such portfolios, which value their investment securities at fair value.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

    Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

    FEDERAL INCOME TAXES

    The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

    Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

3.  EXPENSES

    A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $1,703 at December 31, 1998.

    At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

    The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

4.  NET ASSETS

    Net Assets are represented by accumulation units in the related Variable Life Account.

    At December 31, 1998 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                            ACCUMULATION   ACCUMULATION
                                                                UNITS       UNIT VALUE      VALUE
                                                            ------------   ------------     -----
                  Liquid Asset Portfolio                        10,192       $ 16.14      $  164,474
                  Growth Portfolio                             145,685         33.18       4,833,999
                  Limited Maturity Bond Portfolio                9,319         18.09         168,556
                  Balanced Portfolio                            61,296         23.14       1,418,135
                                                                                          ----------
                      Total net assets                                                    $6,585,164
                                                                                          ==========


    At December 31, 1998 significant concentrations of ownership were as follows:

                                                             NUMBER OF
                                                          CONTRACT OWNERS    PERCENTAGE OWNED
                                                          ---------------    ----------------
                  Liquid Asset Portfolio                         2                32.4
                  Limited Maturity Bond Portfolio                1                29.6

    At December 31, 1997 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                      ACCUMULATION     ACCUMULATION
                                                          UNITS         UNIT VALUE          VALUE
                                                      ------------     ------------         -----
                  Liquid Asset Portfolio                   9,691          $15.58         $  150,989
                  Growth Portfolio                       143,731           29.02          4,171,215
                  Limited Maturity Bond Portfolio          9,339           17.51            163,497
                  Balanced Portfolio                      57,188           20.84          1,191,745
                                                                                         ----------
                      Total net assets                                                   $5,677,446
                                                                                         ==========


    At December 31, 1996 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                       ACCUMULATION      ACCUMULATION
                                                           UNITS          UNIT VALUE        VALUE
                                                       ------------      ------------       -----
                  Liquid Asset Portfolio                   14,611           $15.03      $   219,666
                  Growth Portfolio                        131,013            22.73        2,978,276
                  Limited Maturity Bond Portfolio           9,110            16.57          150,962
                  Balanced Portfolio                       47,830            17.63          843,148
                                                                                        -----------
                      Total net assets                                                  $ 4,192,052
                                                                                        ===========

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5.  PURCHASES AND SALES OF SECURITIES

    In 1998, purchases and proceeds on sales of the Trust's shares aggregated $2,839,658 and $1,379,167, respectively, and were as follows:


                            LIQUID ASSET     GROWTH      LIMITED MATURITY   BALANCED
                             PORTFOLIO      PORTFOLIO     BOND PORTFOLIO    PORTFOLIO        TOTAL
                             ---------      ----------    --------------    ---------     ----------
    Purchases                $272,325       $2,009,596       $ 35,610       $522,127      $2,839,658
    Proceeds on sales         258,175          869,198         27,828        223,966       1,379,167

    In 1997, purchases and proceeds on sales of the Trust's shares aggregated $2,245,774 and $1,500,435, respectively, and were as follows:


                            LIQUID ASSET      GROWTH      LIMITED MATURITY  BALANCED
                             PORTFOLIO       PORTFOLIO     BOND PORTFOLIO   PORTFOLIO       TOTAL
                             ---------       ---------     --------------   ---------       -----
    Purchases                $501,151       $1,310,732       $ 32,033       $401,858      $2,245,774
    Proceeds on sales         570,324          740,521         21,099        168,491       1,500,435

    In 1996, purchases and proceeds on sales of the Trust's shares aggregated $1,368,190 and $872,040, respectively, and were as follows:


                            LIQUID ASSET      GROWTH      LIMITED MATURITY  BALANCED
                             PORTFOLIO       PORTFOLIO     BOND PORTFOLIO   PORTFOLIO       TOTAL
                             ---------       ---------     --------------   ---------       -----
    Purchases                $153,780         $889,149       $ 44,216       $281,045      $1,368,190
    Proceeds on sales         155,168          489,998         63,774        163,100         872,040

                         SENTRY LIFE INSURANCE COMPANY

                        FINANCIAL STATEMENTS (UNAUDITED)

                            AS OF SEPTEMBER 30, 1999

                         SENTRY LIFE INSURANCE COMPANY

                   STATUTORY-BASIS BALANCE SHEETS (UNAUDITED)

                          SEPTEMBER 30, 1999 AND 1998


ASSETS                                          1999              1998
------                                          ----              ----
Investments:
   Bonds ..............................    $1,127,943,499    $1,130,624,679
   Investments in subsidiaries ........        10,281,432        10,206,594
   Mortgage loans .....................             6,654            26,690
   Policy loans .......................        23,161,556        23,974,328
   Cash and short-term investments ....        23,147,612        14,540,594
                                           --------------    --------------
        Total investments .............     1,184,540,753     1,179,372,885
Accrued investment income .............        21,076,101        21,074,987
Premiums deferred and uncollected .....         4,637,053         4,426,796
Other assets ..........................         9,100,731         1,559,654
Assets held in separate accounts ......       560,700,934       495,182,361
                                           --------------    --------------
        Total admitted assets .........    $1,780,052,572    $1,701,616,683
                                           ==============    ==============

                         SENTRY LIFE INSURANCE COMPANY

             STATUTORY-BASIS BALANCE SHEETS (UNAUDITED - CONTINUED)

                          SEPTEMBER 30, 1999 AND 1998




LIABILITIES                                                   1999                1998
-----------                                                   ----                ----
Future policy benefits:
   Life ...............................................  $  388,918,170      $  387,871,709
   Accident and health ................................      15,985,405          15,347,489
Policy and contract claims ............................       4,775,480           3,117,375
Premium and other deposit funds .......................     644,955,667         624,372,014
Other policyholder funds ..............................       2,527,810          10,377,093
Accounts payable and other liabilities ................       4,118,239           9,775,857
Federal income taxes accrued ..........................       7,307,197           8,212,827
Asset valuation reserve ...............................       5,828,518           5,664,196
Interest maintenance reserve ..........................       6,544,838           6,676,287
Liabilities related to separate accounts ..............     559,597,017         494,243,621
                                                         --------------      --------------
        Total liabilities .............................   1,640,558,341       1,565,658,468
                                                         --------------      --------------

CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $10 par value;
   authorized 400,000 shares; issued and
   outstanding 316,178 shares in 1999 and 1998 ........       3,161,780           3,161,780
Paid-in surplus .......................................      43,719,081          43,719,081
Earned surplus, unappropriated ........................      92,613,370          89,077,354
                                                         --------------      --------------
        Total capital stock and surplus ...............     139,494,231         135,958,215
                                                         --------------      --------------
        Total liabilities, capital stock and surplus ..  $1,780,052,572      $1,701,616,683
                                                         ==============      ==============

                         SENTRY LIFE INSURANCE COMPANY

              STATUTORY-BASIS STATEMENTS OF OPERATIONS (UNAUDITED)

               FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND 1998



                                                                        1999              1998
                                                                        ----              ----
Premiums and other income:
   Premiums and annuity considerations ..........................  $ 52,807,864      $ 52,600,382
   Other fund deposits ..........................................    56,525,089        45,372,902
Commissions and expense allowances on
      reinsurance ceded .........................................     8,269,116         8,645,969
   Net investment income ........................................    68,267,580        69,343,845
   Other income .................................................     5,722,551         7,104,853
                                                                   ------------      ------------
        Total premiums and other income .........................   191,592,200       183,067,951
                                                                   ------------      ------------
Benefits and expenses:
   Policyholder benefits and fund withdrawals ...................   131,475,967       147,796,088
   Increase in future policy benefits and
      other reserves ............................................    12,744,839        18,816,606
   Commissions ..................................................     5,857,448         5,406,847
   Other expenses ...............................................    21,056,442        20,796,168
   Transfers to (from) separate accounts, net ...................     3,349,210       (22,051,914)
                                                                   ------------      ------------
        Total benefits and expenses .............................   174,483,906       170,763,795
                                                                   ------------      ------------
Income before Federal income tax expense and
   net realized losses on investments ...........................    17,108,294        12,304,156
        Federal income tax expense, less tax on net
          realized losses and transfers to the IMR ..............     6,108,486         5,027,266
                                                                   ------------      ------------
Income before net realized losses on investments ................    10,999,808         7,276,890
        Net realized losses on investments ......................      (784,996)         (459,939)
                                                                   ------------      ------------
Net income ......................................................  $ 10,214,812      $  6,816,951
                                                                   ============      ============

                         SENTRY LIFE INSURANCE COMPANY

 STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS (UNAUDITED)

               FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND 1998


                                                         1999                1998
                                                         ----                ----
Capital stock, beginning and end of year ..........  $  3,161,780      $  3,161,780
                                                     ------------      ------------
Paid-in surplus, beginning and end of year ........    43,719,081        43,719,081
                                                     ------------      ------------
Earned surplus, unappropriated:
   Balance at beginning of year ...................    81,771,668        82,275,478
   Net income .....................................    10,214,812         6,816,951
   Change in non-admitted assets ..................            67            (4,402)
   Change in liability for reinsurance ............            --                --
   Change in asset valuation reserve ..............      (121,532)         (399,617)
   Dividend to stockholder ........................            --                --
   Change in net unrealized gains on investments ..       748,355           388,944
                                                     ------------      ------------
   Balance at end of year .........................    92,613,370        89,077,354
                                                     ------------      ------------
            Total capital stock and surplus .......  $139,494,231      $135,958,215
                                                     ============      ============

                          SENTRY LIFE INSURANCE COMPANY

              STATUTORY-BASIS STATEMENTS OF CASH FLOWS (UNAUDITED)

               FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND 1998


                                                                 1999            1998
                                                                 ----            ----
Premiums and annuity considerations....................... $  52,738,461    $  52,504,532
Other fund deposits.......................................    56,525,089       45,372,902
Other premiums, considerations and deposits...............        60,632          132,018
Allowances and reserve adjustments received on
  reinsurance ceded.......................................     8,320,648        8,641,969
Investment income received (excluding realized gains
  and losses and net of investment expenses)..............    64,366,476       64,693,695
Other income received.....................................     5,613,828        6,972,836
Life and accident and health claims paid..................   (53,336,172)     (57,318,645)
Surrender benefits........................................   (77,994,312)    (107,863,652)
Other benefits to policyholders paid......................      (349,398)        (427,469)
Commissions, other expenses, and taxes paid
  (excluding federal income taxes)........................   (26,342,727)     (25,954,995)
Net transfers (to) from separate accounts.................    (3,425,528)      21,765,038)
Cash in receivable status from separate accounts..........            --        4,318,397
Changes in asset charges receivable.......................            --               --
Dividends to policyholders paid...........................       (52,953)         (53,493)
Federal income taxes paid.................................    (6,615,383)      (8,853,213)
Net decrease in policy loans..............................       874,942        1,046,309
                                                           -------------     ------------
  Net cash from operations................................    20,383,603        4,976,229
                                                           -------------     ------------
Proceeds from investments sold, matured, or repaid:
  Bonds...................................................    97,801,733      112,038,884
  Mortgage loans..........................................        12,069           41,967
  Tax on net capital gains................................    (1,608,247)        (577,663)
                                                           -------------    -------------
         Total investment proceeds........................    96,205,555      111,503,188
                                                           -------------    -------------

Other cash provided.......................................       944,727       15,420,228
                                                           -------------    -------------
         Total cash provided..............................   117,533,885      131,899,645
                                                           -------------    -------------
Cost of investments acquired..............................   107,370,126      136,744,391

Other cash applied:
  Dividend to stockholder.................................            --               --
  Other applications, net.................................    16,893,159        1,250,784
                                                           -------------    -------------
         Total cash applied...............................   124,263,285      137,995,175
                                                           -------------    -------------
         Net change in cash and short-term investments....    (6,729,400)      (6,095,530)

Cash and short-term investments:
  Beginning of year.......................................    29,877,012       20,636,124
                                                           -------------    -------------
  End of year............................................. $  23,147,612    $  14,540,594
                                                           =============    =============

Note: The interim financial data as of September 30, 1999 and for the nine months ended September 30, 1999 and September 30, 1998 is unaudited; however, in the opinion of the Company, the interim data includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for the interim periods.

                         SENTRY LIFE INSURANCE COMPANY

            REPORT ON AUDITS OF STATUTORY-BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                    [PRICEWATERHOUSECOOPERS LLP LETTERHEAD]

                       REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors
Sentry Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the Company) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital stock and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audits.

We conducted our audits of the accompanying financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the insurance department of the State of Wisconsin, which practices differ from generally accepted accounting principles (GAAP). We have only been engaged by the Company to audit the accompanying financial statements on a statutory basis of accounting. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion on GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sentry Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations and its cash flows for the years then ended.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sentry Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the insurance department of the State of Wisconsin.

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of assets and liabilities is presented to comply with the National Association of Insurance Commissioners' annual statement instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/S/ PricewaterhouseCooper L.L.P.



Chicago, Illinois
February 12, 1999

                         SENTRY LIFE INSURANCE COMPANY

                         STATUTORY-BASIS BALANCE SHEETS

                           DECEMBER 31, 1998 AND 1997

ASSETS                                                 1998                 1997
------                                                 ----                 ----
Investments:
  Bonds........................................   $1,118,191,869      $1,103,011,418
  Investments in subsidiaries..................        9,532,940           9,817,647
  Mortgage loans...............................           18,723              68,657
  Policy loans.................................       24,036,498          25,020,637
  Cash and short-term investments..............       29,877,016          20,636,124
                                                  --------------      --------------
         Total investments.....................    1,181,657,046       1,158,554,483

Accrued investment income......................       18,681,577          18,231,430
Premiums deferred and uncollected..............        4,474,663           4,377,983
Due from affiliates............................                -           3,008,778
Other assets...................................        1,177,498           6,099,831
Assets held in separate accounts...............      604,877,464         533,613,785
                                                  --------------      --------------
           Total admitted assets                  $1,810,868,248      $1,723,886,290
                                                  ==============      ==============






The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                           DECEMBER 31, 1998 AND 1997


LIABILITIES                                            1998                  1997
-----------                                            ----                  ----
Future policy benefits:
  Life..........................................   $ 255,692,269       $  250,618,823
  Accident and health...........................      15,440,434           14,967,065
  Annuity.......................................     134,582,450          138,902,775
Policy and contract claims......................       4,140,344            4,720,182
Premium and other deposit funds.................     624,627,002          604,285,476
Other policyholder funds........................      10,445,827           26,118,724
Accounts payable and other liabilities..........      11,177,061            3,477,182
Federal income taxes accrued....................       9,417,827           11,555,703
Asset valuation reserve.........................       5,706,987            5,264,578
Interest maintenance reserve....................       7,087,699            6,175,922
Liabilities related to separate accounts........     603,897,819          528,643,523
                                                  --------------       --------------
            Total liabilities...................  $1,682,215,719       $1,594,729,953
                                                  ==============       ==============

CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $10 par value; authorized
  400,000 shares; issued and outstanding
  316,178 shares in 1998 and 1997...............       3,161,780            3,161,780
Paid-in surplus.................................      43,719,081           43,719,081
Earned surplus, unappropriated..................      81,771,668           82,275,476
                                                  --------------       --------------
          Total capital stock and surplus.......     128,652,529          129,156,337
                                                  --------------       --------------
          Total liabilities, capital
            stock and surplus...................  $1,810,868,248       $1,723,886,290
                                                  ==============       ==============



The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF OPERATIONS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
                              --------------------

                                                                               1998              1997
                                                                               ----              ----
Premiums and other income:
  Premiums and annuity considerations.............................      $   76,847,662     $   74,408,562
  Other fund deposits.............................................          62,791,049         52,574,356
  Commissions and expense allowances on
    reinsurance ceded.............................................          11,560,785         18,912,935
  Net investment income...........................................          93,544,822         91,589,939
  Other income....................................................           8,931,046          8,512,462
                                                                        --------------     --------------
         Total premiums and other income..........................         253,675,364        245,998,254
                                                                        ==============     ==============
Benefits and expenses:
  Policyholder benefits and fund withdrawals......................         199,613,380        188,108,969
  Increase in future life policy benefits
    and other reserves............................................          21,803,214          7,695,811
  Commissions.....................................................           7,358,122         10,638,144
  Other expenses..................................................          27,780,333         30,477,161
  Transfers from separate accounts, net...........................         (16,816,030)       (16,336,976)
                                                                        --------------     --------------
          Total benefits and expenses.............................         239,739,019        220,553,109
                                                                        --------------     --------------
Income before federal income tax expense
  and net realized losses on investments..........................          13,936,345         25,445,145

          Federal income tax expense, less tax on net realized
            losses and transfers to the IMR.......................           5,684,753          9,177,337
                                                                        --------------     --------------
Income before net realized losses on investments..................           8,251,592         16,267,808

          Net realized losses on investments......................            (514,506)          (272,063)
                                                                        --------------     --------------
Net income........................................................      $    7,737,086     $   15,995,745
                                                                        ==============     ==============



The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

       STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                               1998              1997
                                                                               ----              ----
Capital stock, beginning and end of year..........................      $    3,161,780     $    3,161,780
                                                                        --------------     --------------
Paid-in surplus, beginning and end of year........................          43,719,081         43,719,081
                                                                        --------------     --------------
Earned surplus,  unappropriated:
  Balance at beginning of year....................................          82,275,476         67,368,745
  Net income......................................................           7,737,086         15,995,745
  Change in non-admitted assets...................................              (4,430)             1,850
  Change in liability for reinsurance.............................              (9,348)              (650)
  Change in asset valuation reserve...............................            (442,409)         6,192,639
  Dividend to stockholder.........................................          (7,500,000)        (7,500,000)
  Change in net unrealized gains on investments...................            (284,707)          (217,147)
                                                                        --------------     --------------
  Balance at end of year..........................................          81,771,668         82,275,476
                                                                        --------------     --------------
         Total capital stock and surplus                                $  128,652,529     $  129,156,337
                                                                        ==============     ==============


The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                         1998             1997
                                                                         ----             ----
Premiums and annuity considerations ...........................   $   76,630,869   $    74,046,843
Other fund deposits ...........................................       62,791,049        52,574,356
Other premiums, considerations and deposits ...................          165,851           170,518
Allowances and reserve adjustments received on
         reinsurance ceded ....................................       11,507,443        25,981,339
Investment income received (excluding realized gains
         and losses and net of investment expenses) ...........       90,358,325        88,152,129
Other income received .........................................       13,079,807         8,341,945
Life and accident and health claims paid ......................      (35,698,918)      (24,600,136)
Surrender benefits ............................................     (132,575,939)      (99,192,578)
Other benefits to policyholders paid ..........................      (48,180,669)      (46,821,006)
Commissions, other expenses, and taxes paid
         (excluding federal income taxes) .....................      (34,763,025)      (41,375,759)
Net transfers from separate accounts ..........................       16,492,034        16,364,694
Cash in receivable status from separate accounts ..............            -            (4,318,844)
Changes in asset charges receivable ...........................            -                 6,765
Dividends to policyholders paid ...............................         (317,700)         (316,156)
Federal income taxes paid .....................................       (8,853,213)       (9,002,003)
Net decrease in policy loans ..................................          984,139           368,610
                                                                  --------------   ---------------
         Net cash from operations .............................       11,620,053        40,380,717
                                                                  ==============   ===============
Proceeds from investments sold, matured, or repaid:
         Bonds ................................................      147,260,947       101,049,805
         Mortgage loans .......................................           49,934            82,308
         Tax on net capital gains .............................         (577,663)         (105,566)
                                                                  --------------   ---------------
                  Total investment proceeds ...................      146,733,218       101,026,547
                                                                  --------------   ---------------
Other cash provided ...........................................       17,175,517        10,746,587
                                                                  --------------   ---------------
                  Total cash provided .........................      175,528,788       152,153,851
                                                                  --------------   ---------------
Cost of investments acquired ..................................      157,699,531       146,935,141
Other cash applied:
         Dividend to stockholder ..............................        7,500,000         7,500,000
         Other applications, net ..............................        1,088,365         5,819,079
                                                                  --------------   ---------------
                  Total cash applied ..........................      166,287,896       160,254,220
                                                                  --------------   ---------------
                  Net change in cash and short-term
                    investments................................        9,240,892        (8,100,369)
Cash and short-term investments:
         Beginning of year ....................................       20,636,124        28,736,493
                                                                  --------------   ---------------
         End of year ..........................................   $   29,877,016   $    20,636,124
                                                                  ==============   ===============


The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

(1)  BASIS OF PRESENTATION AND SIGNIFICANT STATUTORY-BASIS ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products.

     The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Wisconsin. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not employ any material permitted practices in the preparation of its statutory-basis financial statements.

     The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     SIGNIFICANT STATUTORY ACCOUNTING POLICIES

     A.   INVESTMENT SECURITIES

          Investments are valued in accordance with the requirements of the NAIC. Bonds which qualify for amortization are stated at amortized cost; bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under GAAP, bonds would be classified as either trading, available for sale, or held-to-maturity. Bonds classified as trading or as available for sale would be carried at market with unrealized gains and losses, net of applicable taxes, recognized as net income (trading securities) or as a direct surplus adjustment (available for sale). Common stock of the Company's unconsolidated subsidiary is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, this entity's balance sheet and results of operations would be consolidated with the Company. Mortgage loans on real estate are carried at their aggregate unpaid principal balances. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximates market value. Investment income is recorded when earned. Market value adjustments, on investments carried at market, are reflected in earned surplus as unrealized gains (losses) on investments. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

          Income on mortgage-backed securities is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                         SENTRY LIFE INSURANCE COMPANY

B.   SEPARATE ACCOUNT BUSINESS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

     The Company issues group annuity contracts both to affiliated companies and others. The deposits received in connection with these contracts are placed in deposit administration funds and in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts. Deposits for those contracts are also placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. The stockholder of the Company and its policyholders have no claim to assets held in the separate accounts. The contract holders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate and variable accounts held by the Company are non-guaranteed and represent funds where the benefit is determined by the performance of the investments held in the separate account. Assets are carried at market value and reserves are calculated using the cash value of the contract. All reserves fall into the category allowing discretionary withdrawals at market value. For the variable annuity contract, if it has been in effect at least six years, there is no surrender charge. For the variable universal life contract, there is a surrender charge through the ninth year. The admitted asset value of separate accounts consists primarily of common stock.

C.   NON-ADMITTED ASSETS

     For statutory accounting purposes, certain assets designated as "non-admitted" (principally certain receivables) have been excluded from the statutory-basis balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

     Non-admitted assets totaled $4,752 and $322 at December 31, 1998 and 1997, respectively.

D.   POLICY BENEFITS

     Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years.

     Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premiums.

     Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 3% to 11%. Group Health reserves consist predominantly of long-term disability reserves representing present value of amounts not yet due calculated using standard disability tables and various interest rates.

     Reserves for universal life-type and investment contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

     GAAP reserves are computed using mortality, withdrawal and interest rate assumptions that are based on Company experience.

E.   INTEREST MAINTENANCE RESERVE (IMR)

     Realized investment gains and losses on bonds attributable to interest rate changes are deferred in the IMR account. The IMR is recorded as a liability and amortized into investment income over the approximate remaining maturities of the bonds sold. This policy for recognition of such realized gains and losses is prescribed by the NAIC in order to smooth the impact of such activity on the Company's earned surplus. For GAAP purposes, there is no such reserve.

                         SENTRY LIFE INSURANCE COMPANY

F.   ASSET VALUATION RESERVE (AVR)

     The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. For GAAP purposes, a writedown, for other than temporary declines in value, is recognized as a realized loss on an individual asset basis.

G.   REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance policies and limited-payment contracts are taken into income when due. For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and contracts that permit the insured to make changes in the contract terms (such as universal life products), deposits are recorded as revenue when received. Under GAAP, deposits are recorded as increases to liabilities and revenue is recognized as mortality and other assessments are charged to policyholders.

     As the Company has no direct employees and does not own equipment, it utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent, and data processing services) between certain affiliated companies. The Company recognized expenses of $29,212,951 and $31,900,482 for 1998 and 1997, respectively, under this allocation agreement.

H.   ACQUISITION COSTS

     Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods.

I.   FEDERAL INCOME TAX

     The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement. Deferred federal income taxes are not provided for temporary differences between tax and financial reporting as they would be under GAAP. Additionally, federal income taxes are not provided for unrealized gains (losses) on investments.

J.   PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

     The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. Generally, the companies' funding and accounting policies are to make the maximum contribution required under applicable regulations and to charge such contributions to expense in the year they are deductible for tax purposes. GAAP periodic net pension expense is based on the cost of incremental benefits for employee service during the period, interest on the projected benefit obligation, actual return on plan assets and amortization of actuarial gains and losses.

     In addition to providing the pension benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their dependents. Substantially all of the employees may become eligible for those benefits if they reach normal retirement age while working for the Companies. The expected costs of providing those benefits to employees and the employees' beneficiaries and covered dependents are accounted for on an accrual basis during the years that employees render service in accordance with NAIC policy. SIAMCO is amortizing its transition obligation, created upon the initial valuation of postretirement benefits, over a period of twenty years and a portion of the annual expense is allocated to the Company.

                         SENTRY LIFE INSURANCE COMPANY

(2)  INVESTMENTS

     The book value and estimated market value of bonds are as follows:



                                                                  GROSS           GROSS             ESTIMATED
                                                       BOOK     UNREALIZED     UNREALIZED            MARKET
     AT DECEMBER 31, 1998                              VALUE       GAINS         LOSSES               VALUE
                                                 -----------    ----------     ----------         ------------
     US Treasury securities and
          obligations of US Government
          corporations and agencies              $  44,847,324  $  3,875,945             0      $   48,723,269
     Obligations of states and
          political subdivisions                        441,814       92,159             0             533,973
     Corporate securities                           819,379,743   73,859,271    (3,201,476)        890,037,538
     Mortgage-backed securities                     253,522,988   14,734,376       (20,123)        268,237,241
                                                 --------------   ----------     ---------         -----------

       Total                                     $1,118,191,869 $092,561,751   $(3,221,599)     $1,207,532,021
                                                 ============== ============   ===========      ==============


                                                                   GROSS          GROSS           ESTIMATED
                                                       BOOK     UNREALIZED     UNREALIZED           MARKET
     AT DECEMBER 31, 1997                             VALUE        GAINS         LOSSES             VALUE
                                                     -------    ----------     ----------        -----------
     US Treasury securities and
          obligations of US Government
          corporations and agencies            $   51,872,626  $  3,446,572    $      (609)    $   55,318,589
     Obligations of states and
          political subdivisions                      439,817        99,564              0            539,381
     Corporate securities                         757,760,027    60,329,883     (1,178,355)       816,911,555
     Mortgage-backed securities                   292,938,948    22,571,116       (553,953)       314,956,111
                                               --------------  ------------    -----------     --------------
        Total                                  $1,103,011,418  $ 86,447,135    $(1,732,917)    $1,187,725,636
                                               ==============  ============    ===========     ==============


Book value and estimated market value of bonds at December 31, 1998, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.


                                                                                      ESTIMATED
                                                                      BOOK              MARKET
                                                                      VALUE              VALUE
                                                                  ---------------   -------------
         Due in one year or less                                  $    18,650,144   $   19,101,785
         Due after one year through five years                         66,661,672       69,833,730
         Due after five years through ten years                       157,206,519      169,106,006
         Due after ten years                                          622,150,546      681,253,259
                                                                  ---------------   --------------
               Subtotal                                               864,668,881      939,294,780
         Mortgage-backed securities                                   253,522,988      268,237,241
                                                                  ---------------   --------------
             Total                                                $ 1,118,191,869   $1,207,532,021
                                                                  ===============   ==============

                         SENTRY LIFE INSURANCE COMPANY

          The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 1998 is summarized as follows:

               Aaa                            28.04%
               Aa                              5.35%
               A                              42.06%
               Baa                            22.98%
               Ba & below and not rated        1.57%
                                             ------
                                             100.00%
                                             ======

          Generally, bonds with ratings Baa and above are considered to be investment grade.

          Proceeds from sales of bonds during 1998 and 1997, including maturities and calls, were $147,260,947 and $101,049,805, respectively. In 1998 and 1997, respectively, gross gains of $3,633,126 and $1,525,602, and gross losses of $508,150 and $652,460 were realized on these sales before transfer to the IMR liability.

          At December 31, 1998 and 1997, investments carried at $4,335,822 and $4,384,747, respectively, were on deposit with various governmental agencies as required by law.

     (3)  UNCONSOLIDATED SUBSIDIARIES

          The Company wholly owed Sentry Life Insurance Company of New York (SLONY) during 1998 and 1997. Condensed financial information regarding SLONY is shown as follows:

                                                                      SLONY
                                                  ----------------------------
                                                     1998           1997
                                                  -----------      -----------
          Investments                             $33,868,989      $35,406,623
          Total assets                             38,308,361       38,955,256
          Policy reserves and benefits             19,401,383       19,699,749
          Total liabilities                        28,775,421       29,137,609
          Statutory capital and surplus             9,532,940        9,817,647
          Premium income                            7,151,770        8,331,937
          Net investment income                     2,627,438        2,783,625
          Benefits and expenses                     8,687,989        9,917,561
          Net income                                  659,539          764,439

     (4)  NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS (LOSSES)

          Sources of net investment income for 1998 and 1997 are as follows:

                                                         1998         1997
                                                     ----------   -----------
          Dividends received from affiliates         $   880,000  $   750,000
          Interest:
                  Bonds                               89,112,233   87,232,271
                  Short-term investments               1,111,775    1,124,220
                  Other investments                    1,676,371    1,763,787
                  Amortization of IMR                  1,119,458    1,113,741
                                                      ----------   ----------
                       Gross investment income        93,899,837   91,984,019
          Investment expense                             355,015      394,081
                                                     -----------  -----------
                           Net investment income     $93,544,822  $91,589,939
                                                     ===========  ===========

                                       64

                         SENTRY LIFE INSURANCE COMPANY

          The components of net realized gains (losses) and changes in net unrealized gains (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:



                                                                    REALIZED                UNREALIZED
                                                            --------------------        ---------------------
                                                              1998          1997          1998         1997
                                                            ---------  ---------        ---------   ---------
          Common stock of unconsolidated                        -             -        $ (284,707)   $  217,147
            subsidiary
          Bonds                                            3,124,975      873,142           -             -
          Capital gains tax                               (1,608,247)    (577,663)          -             -
                                                           ---------      -------        -------    ----------
          Pre-IMR capital gains, net of tax                1,516,728      295,479       (284,707)      217,147
          IMR capital gains transferred
            into the reserve net of taxes                 (2,031,234)    (567,542)          -             -
                                                           ---------      -------       --------    ----------
                                                          $ (514,506)  $ (272,063)    $ (284,707)  $  217,147
                                                          ==========   ==========     ==========   ===========

     (5)  INCOME TAXES

          Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal statutory corporate income tax rate of 35%. The reasons for these differences are as follows:





                                                                                     1998              1997
                                                                                ---------            ---------
         Federal income tax calculated at statutory rate
           of 35% of income before federal income taxes and
           net realized gains on investments                                   $  4,877,721         $ 8,905,800
         Accrual of bond discount                                                 (937,906)            (633,561)
         Adjustment for deferred acquisition costs                                 (33,295)              12,178
         Dividends received from subsidiaries                                     (308,000)            (262,500)
         Different basis used to compute future policy benefits                  2,678,735            1,720,817
         Amortization of interest maintenance reserve                             (391,810)            (389,809)
         Other, net)                                                              (200,692)            (175,588)
                                                                               -----------          -----------
            Total                                                              $ 5,684,753          $ 9,177,337
                                                                               ===========          ===========




          Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are includable in taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $5,605,476 and $84,735,704, respectively, at December 31, 1998. Federal income tax returns of SIAMCO have been examined through 1994 and the Company and the Internal Revenue Service have reached agreement on all issues relating to 1994 and prior years. In the opinion of management, the Company has adequately provided for the possible effect of future assessments related to prior years.

     (6)  DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS Statement of

          Financial Accounting Standards No. 107 (SFAS 107), "Disclosures about Fair Values of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate those values. SFAS 107 defines fair value of a financial instrument as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidated sale.

          The fair values presented on the next page represent management's best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are exempt from the disclosure requirements of SFAS 107. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                          SENTRY LIFE INSURANCE COMPANY

          For cash and short-term investments and accrued investment income, the carrying amount approximates fair value.

          The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

          BONDS

          Estimated fair value is generally based on quotes provided by independent pricing services. If a quoted market price is not available, fair value is estimated by management based on the quoted market price of comparable instruments.

          POLICY LOANS

          Policy loans have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5 to 8 percent.

          SEPARATE ACCOUNTS

          The fair value of the assets held in separate accounts and offsetting liabilities are estimated based on the fair value of the underlying assets.

          AGGREGATE RESERVES FOR INVESTMENT-TYPE CONTRACTS

          The fair value of investment-type insurance contracts is estimated by reducing the policyholder liability for applicable surrender charges.

          STRUCTURED SETTLEMENTS

          The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

          LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

          The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those contracts with no stated maturity, the fair value is estimated by calculating the surrender value.

          The estimated fair values of the Company's financial instruments are as follows:





                                                         STATEMENT        ESTIMATED
          AT DECEMBER 31, 1998                              VALUE         FAIR VALUE
                                                         ---------        ----------
          Assets:
                  Bonds                              $1,118,191,869   $1,207,532,021
                  Assets held in separate accounts      604,877,464      604,877,464
          Liabilities:
                  Aggregate reserves for
                   investment-type contracts             75,976,747       75,638,874
                  Structured settlements                 53,328,059       63,023,295
                  Liability for premium and
                    other deposit funds                 624,627,002      624,347,222
                  Liabilities related to
                    separate accounts                   603,897,819      603,897,819


                         SENTRY LIFE INSURANCE COMPANY

                                                          STATEMENT        ESTIMATED
          AT DECEMBER 31, 1997                              VALUE          FAIR VALUE
                                                       --------------      -----------
          Assets:
                  Bonds                                $1,103,011,148   $1,187,725,636
                  Assets held in separate account         533,613,785      533,613,785
          Liabilities:
             Aggregate reserves for
               investment-type contract     s              80,815,675       80,386,603
             Structured settlements                        52,717,040       59,537,099
             Liability for premium and
               other deposit funds                        604,285,476      603,300,638
             Liabilities related to
               separate accounts                          528,643,523      528,643,523

     (7)  PENSION AND 401K PLANS AND OTHER POSTRETIREMENT BENEFITS

          The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. The benefits are based on years of service, the average of the three highest of the last fifteen years of an employee's compensation and primary social security benefits, as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was allocated pension expense by SIAMCO of approximately $0 and $283,000 in 1998 and 1997, respectively.

          The Company participates with SIAMCO and its affiliated subsidiaries in a qualified 401k Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least one percent but no more than 16 percent of base compensation. Highly compensated employees may contribute a maximum of 10 percent on a pre-tax basis. For non-highly compensated employees, the entire 16% may be deposited on a pre-tax basis. The Company matches up to 25% of employee contributions up to the first 6 percent of base salary deposited by an employee. The Company may make additional annual contributions to the Plan based on operating profit. The Company was allocated approximately $429,000 and $260,000 by SIAMCO for 401k Plan benefits in 1998 and 1997, respectively.

          In addition to the above-mentioned benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $470,000 for 1998 and $445,000 for 1997.

     (8)  REINSURANCE

          The Company had entered into reinsurance contracts for participation in reinsurance pools and surplus protection for its wholly-owned subsidiaries. Assumed life in-force amounted to approximately 31% and 30% of total in-force (before ceded reinsurance) at December 31, 1998 and 1997, respectively.

          The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

                         SENTRY LIFE INSURANCE COMPANY

          The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:


                                                            1998
                                                      (000's omitted)
                                                      ---------------
                                           AFFILIATED                    UNAFFILIATED
                                          -----------                   --------------
                                      ASSUMED       CEDED          ASSUMED          CEDED
                                     --------      -------        --------          -----
          Premiums                   $  306       $ 28,380         $6,459          $3,563
          Benefits                      372         43,926          6,539           1,634
          Commissions                    10         11,083             (3)            477
          Future Policy Benefits:
                  Life & Annuities       34           -                18           1,213
                  Accident & Health       -        226,031            175              73
          Intercompany Receivable         -            333              -               -


                                                            1997
                                                      (000's omitted)
                                                      ---------------
                                           AFFILIATED                    UNAFFILIATED
                                          -----------                   --------------
                                      ASSUMED       CEDED          ASSUMED          CEDED
                                     --------      ---------      --------          -----
          Premiums                   $  306       $ 55,101         $6,628          $7,891
          Benefits                        8         59,973          6,602           4,437
          Commissions                     5         17,718             (2)          1,195
          Future Policy Benefits:
                   Life & Annuities      34             -              19           1,347
                   Accident & Health      -        232,386            291             159
          Intercompany Receivable         -          8,650              -               -

     (9)  COMMITMENTS AND CONTINGENCIES

          In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

          State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments is not expected to have a material adverse effect on the financial statements.

     (10) OTHER RELATED PARTY TRANSACTIONS

          The Company is the direct writer of certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $25,742,000 and $20,360,000 in 1998 and 1997, respectively.

          The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO workers' compensation claims. Reserves for future policy benefits at December 31, 1998 and 1997 included $53,328,059 and $52,717,040, respectively, relating to these contracts.

          Also, see Notes 7 and 8 for other related party transactions.

     (11) WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

          Annuity reserves and deposits of approximately $1,286.0 million and $1,202.0 million in 1998 and 1997, respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 96% and 95%, respectively, carry surrender charges.

                         SENTRY LIFE INSURANCE COMPANY

                SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1998

                         SENTRY LIFE INSURANCE COMPANY

                SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                      SCHEDULE 1 - SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
         Government Bonds ............................................          $      322,647
         Other bonds (unaffiliated) ..................................              88,789,586
         Common stocks of affiliates .................................                 880,000
         Mortgage loans ..............................................                   4,509
         Premium notes, policy loans and liens .......................               1,631,171
         Short-term investments ......................................               1,111,775
         Aggregate write-ins for investment income ...................                  40,691
                                                                                --------------

         Gross investment income .....................................          $   92,780,379
                                                                                ==============

Mortgage Loans - Book Value:
         Residential mortgages .......................................          $       18,723
                                                                                ==============

Mortgage Loans By Standing - Book Value:
         Good standing ...............................................          $       18,723
                                                                                ==============

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
         Common stocks ...............................................          $    9,532,940
                                                                                ==============


Bonds and Short-Term Investments by Class and Maturity:

         Bonds by Maturity - Statement Value
         Due within one year or less .................................          $   39,078,263
         Over 1 year through 5 years .................................             164,828,536
         Over 5 years through 10 years ...............................             263,873,963
         Over 10 years through 20 years ..............................             310,147,916
         Over 20 years ...............................................             340,263,191
                                                                                --------------

         Total by Maturity ...........................................          $1,118,191,869
                                                                                ==============


Bonds by Class - Statement Value
     Class 1 ...............................................          $   798,070,889
     Class 2 ...............................................              304,364,338
     Class 3 ...............................................               15,756,642
     Class 4 ...............................................                        0
     Class 5 ...............................................                        0
     Class 6 ...............................................                        0
                                                                      ---------------

     Total by Class ........................................          $ 1,118,191,869
                                                                      ===============

     Total Bonds Publicly Traded ...........................          $ 1,111,613,198
                                                                      ===============
     Total Bonds Privately Placed ..........................          $     6,578,671
                                                                      ===============

Short-Term Investments - Book Value ........................          $    29,877,016
                                                                      ===============
     Cash on Deposit .......................................          $             0
                                                                      ===============

Life Insurance In Force (000's omitted):
         Ordinary ..........................................          $     4,684,362
                                                                      ===============
         Group Life ........................................          $     3,189,201
                                                                      ===============

Amount of Accidental Death Insurance In Force Under Ordinary
Policies (000's omitted) ...................................          $       116,889
                                                                      ===============

Life Insurance Policies with Disability Provisions In Force:
         Ordinary ..........................................                   21,189
                                                                      ===============
         Group Life ........................................                      115
                                                                      ===============

Supplementary Contracts In Force:
         Ordinary - Not Involving Life Contingencies
           Amount on Deposit ...............................          $             0
                                                                      ===============
           Income Payable ..................................          $       390,642
                                                                      ===============

         Ordinary - Involving Life Contingencies
           Income Payable ..................................          $       195,275
                                                                      ===============


Annuities:
         Ordinary
           Immediate - Amount of Income Payable ..................          $    1,707,764
                                                                            ==============
           Deferred - Fully paid account balance .................          $   20,071,365
                                                                            ==============
           Deferred - Not fully paid account balance .............          $   89,150,724
                                                                            ==============

         Group
           Amount of income payable ..............................          $    5,081,573
                                                                            ==============
           Fully paid account balance ............................          $    9,507,969
                                                                            ==============
           Not fully paid account balance ........................          $1,166,706,277
                                                                            ==============

Accident and Health Insurance - Premiums In Force:
         Ordinary ................................................          $      157,622
                                                                            ==============
         Group ...................................................          $   36,000,900
                                                                            ==============

Deposit Funds and Dividend Accumulations:
         Dividend Accumulations - Account Balance ................          $      349,083
                                                                            ==============

Claim Payments 1998:
         Group Accident and Health Year  - Ended December 31, 199X
           1998...................................................          $    2,665,883
                                                                            ==============
           1997...................................................          $    1,954,794
                                                                            ==============
           1996...................................................          $    1,606,833
                                                                            ==============
           1995 & prior ..........................................          $    7,612,173
                                                                            ==============
           Other Accident & Health
           1998...................................................          $       16,632
                                                                            ==============
           1997...................................................          $       33,798
                                                                            ==============
           1996...................................................          $       15,336
                                                                            ==============
           1995 & prior ..........................................          $       89,013
                                                                            ==============

                                   APPENDIX A

                           ILLUSTRATIONS OF BENEFITS

Customized computer generated proposal illustrations tailored to the unique life insurance needs of an individual will play a major role in the sales process. The tables in Appendix A illustrate the way in which the Policy operates. They show how the death benefit, Cash Value and Cash Surrender Value for an Insured of a given age and annual premium may vary over an extended period of time. The tables are based on a standard male age 35 with a specified Amount of $100,000. The annual premium illustrated is the minimum first year premium for the death benefit option indicated. The tables illustrate values that would result assuming the premiums are paid as indicated, no loans, partial surrenders, or transfers are made, and the Policy Owner has not requested any changes in the Specified Amount, or illustration of future Policy values. Under these assumptions, the premium illustrated will meet the premium requirement under the death benefit guarantee provision for the Policy illustrated.

The tables illustrate Policy values assuming current mortality charges are deducted. The tables also illustrate Policy values assuming guaranteed maximum mortality charges are deducted. Guaranteed maximum mortality charges are based on the 1980 CSO-ALB mortality tables.

Gross investment returns of 0%, 6%, and 12% are assumed to be level for all years shown. The values would be different if rates of return averaged 0%, 6%, and 12% over the period of years, but fluctuated above and below those averages during individual years.

The Cash Values, Cash Surrender Values and death benefits in the tables take into account all charges and deductions against the Policy (see "Charges and Deductions").

The amounts shown for the death benefits and Cash Surrender Values reflect the fact that the net investment return of the subaccounts is lower than the gross investment return on the assets held in the Portfolios because of the charges levied against the Subaccounts. The daily investment management and administration fees are assumed to be equivalent to an annual rate of 0.72% of the average daily net assets of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series. The values also assume that
T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Series will incur other expenses annually which are assumed to be
 .01% of the average daily net assets. These assumptions are based on the fee schedules in effect as of May, 1999, and are arithmetic averages of the fees and expenses for all Portfolios.

The Variable Life Account will be assessed for mortality and expense risks at an annual rate of .90% of the net asset value of the Variable Life Account. The Variable Life Account will also be assessed for the death benefit guarantee risk at an annual rate of .15% of the net asset value of the Variable Life Account. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6%, and 12% are equivalent to net rates of (1.78%), 4.22% and 10.22%.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against the Variable Life Account, since the Company is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charge in order to produce the values illustrated.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 1

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                Prepared By:     SUE AGENT

Issue Age:     35 MALE                    Initial Specified Amount:   100000.
Rating Class:  STD. NON SMOKER            Death Benefit Option 1
                                          Annual Premium:                  1168.
                                          State:     WI
================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                      PREMIUMS
                        SUM OF         ACCUM.
AGE        YEAR     PREMIUMS PAID       @ 5%         CASH VALUE     SURRENDER VALUE  DEATH BENEFIT
---        ----     -------------       ----         ----------     ---------------  -------------
36           1           1168            1226              957              315           100000
37           2           2336            2514             2004             1362           100000
38           3           3504            3866             3149             2507           100000
39           4           4672            5286             4401             3759           100000
40           5           5840            6777             5770             5256           100000
41           6           7008            8342             7266             6881           100000
42           7           8176            9985             8902             8645           100000
43           8           9344           11711            10693            10564           100000
44           9          10512           13523            12653            12653           100000
45          10          11680           15426            14801            14801           100000
55          20          23360           40552            51808            51808           100000
65          30          35040           81481           148322           148322           180953
75          40          46720          148149           392009           392009           419450
95          60          70080          433635          2503051          2503051          2528082

================================================================================
      Summary of end of year values assuming a 12.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                      PREMIUMS
                        SUM OF         ACCUM.
AGE        YEAR      PREMIUMS PAID      @ 5%          CASH VALUE    SURRENDER VALUE  DEATH BENEFIT
---        ----      -------------      ----          ----------    ---------------  -------------
36           1           1168            1226              908              266           100000
37           2           2336            2514             1896             1254           100000
38           3           3504            3866             2970             2328           100000
39           4           4672            5286             4138             3496           100000
40           5           5840            6777             5407             4893           100000
41           6           7008            8342             6784             6399           100000
42           7           8176            9985             8281             8025           100000
43           8           9344           11711             9910             9781           100000
44           9          10512           13523            11681            11681           100000
45          10          11680           15426            13610            13610           100000
55          20          23360           40552            46269            46269           100000
65          30          35040           81481           132036           132036           161083
75          40          46720          148149           348198           348198           372572
95          60          70080          433635          2189749          2189749          2211647

================================================================================

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                     SENTRY LIFE INSURANCE COMPANY                       TABLE 2

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                Prepared By:     SUE AGENT

Issue Age:     35 MALE                    Initial Specified Amount:   100000.
Rating Class:  STD. NON SMOKER            Death Benefit Option 1
                                          Annual Premium:                  1168.
                                          State:     WI
================================================================================

      Summary of end of year values assuming a 6.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                       PREMIUMS
                         SUM OF         ACCUM.
AGE         YEAR      PREMIUMS PAID      @ 5%        CASH VALUE   SURRENDER VALUE  DEATH BENEFIT
---         ----      -------------      ----        ----------   ---------------  -------------
36           1           1168            1226            899            257          100000
37           2           2336            2514           1829           1187          100000
38           3           3504            3866           2788           2146          100000
39           4           4672            5286           3778           3136          100000
40           5           5840            6777           4798           4284          100000
41           6           7008            8342           5848           5463          100000
42           7           8176            9985           6929           6672          100000
43           8           9344           11711           8041           7913          100000
44           9          10512           13523           9186           9186          100000
45          10          11680           15426          10364          10364          100000
55          20          23360           40552          23788          23788          100000
65          30          35040           81481          38743          38743          100000
75          40          46720          148149          49233          49233          100000
95          60          70080          433635              0              0          100000

================================================================================

      Summary of end of year values assuming a 6.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                       PREMIUMS
                         SUM OF         ACCUM.
AGE         YEAR     PREMIUMS PAID       @ 5%        CASH VALUE  SURRENDER VALUE  DEATH BENEFIT
---         ----     -------------       ----        ----------  ---------------  -------------
36           1           1168            1226            852            210          100000
37           2           2336            2514           1727           1085          100000
38           3           3504            3866           2623           1981          100000
39           4           4672            5286           3542           2900          100000
40           5           5840            6777           4480           3967          100000
41           6           7008            8342           5437           5052          100000
42           7           8176            9985           6411           6154          100000
43           8           9344           11711           7403           7275          100000
44           9          10512           13523           8410           8410          100000
45          10          11680           15426           9433           9433          100000
55          20          23360           40552          20172          20172          100000
65          30          35040           81481          28594          28594          100000
75          40          46720          148149          20282          20282          100000
95          60          70080          433635              0              0          100000

================================================================================

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 3

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                Prepared By:     SUE AGENT

Issue Age:     35 MALE                    Initial Specified Amount:   100000.
Rating Class:  STD. NON SMOKER            Death Benefit Option 1
                                          Annual Premium:                  1168.
                                          State:     WI
================================================================================

      Summary of end of year values assuming a 0.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                       PREMIUMS
                        SUM OF          ACCUM.
AGE         YEAR     PREMIUMS PAID       @ 5%        CASH VALUE   SURRENDER VALUE  DEATH BENEFIT
---         ----     -------------       ----        ----------   ---------------  -------------
36           1           1168            1226            842            200          100000
37           2           2336            2514           1660           1018          100000
38           3           3504            3866           2455           1813          100000
39           4           4672            5286           3226           2584          100000
40           5           5840            6777           3972           3458          100000
41           6           7008            8342           4691           4305          100000
42           7           8176            9985           5383           5126          100000
43           8           9344           11711           6048           5920          100000
44           9          10512           13523           6686           6686          100000
45          10          11680           15426           7296           7296          100000
55          20          23360           40552          11404          11404          100000
65          30          35040           81481           9125           9125          100000
75          40          46720          148149              0              0          100000
95          60          70080          433635              0              0          100000

================================================================================

      Summary of end of year values assuming a 0.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                       PREMIUMS
                        SUM OF          ACCUM.
AGE         YEAR     PREMIUMS PAID       @ 5%       CASH VALUE  SURRENDER VALUE  DEATH BENEFIT
---         ----     -------------       ----       ----------  ---------------  -------------
36           1           1168            1226           796           154          100000
37           2           2336            2514          1564           922          100000
38           3           3504            3866          2305          1663          100000
39           4           4672            5286          3015          2373          100000
40           5           5840            6777          3694          3181          100000
41           6           7008            8342          4340          3955          100000
42           7           8176            9985          4951          4694          100000
43           8           9344           11711          5525          5397          100000
44           9          10512           13523          6062          6062          100000
45          10          11680           15426          6561          6561          100000
55          20          23360           40552          8919          8919          100000
65          30          35040           81481          2363          2363          100000
75          40          46720          148149             0             0          100000
95          60          70080          433635             0             0          100000

================================================================================

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 4

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                Prepared By:     SUE AGENT

Issue Age:     35 MALE                    Initial Specified Amount:   100000.
Rating Class:  STD. NON SMOKER            Death Benefit Option 2
                                          Annual Premium:                  2281.
                                          State:     WI
================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                        PREMIUMS
                         SUM OF          ACCUM.
AGE         YEAR      PREMIUMS PAID       @ 5%          CASH VALUE   SURRENDER VALUE  DEATH BENEFIT
---         ----      -------------       ----          ----------   ---------------  -------------
36           1            2281            2395             2096             1450           102096
37           2            4562            4910             4397             3751           104397
38           3            6843            7550             6922             6276           106922
39           4            9124           10323             9693             9047           109693
40           5           11405           13234            12732            12215           112732
41           6           13686           16291            16066            15679           116066
42           7           15967           19501            19725            19466           119725
43           8           18248           22871            23739            23609           123739
44           9           20529           26409            28144            28144           128144
45          10           22810           30125            32979            32979           132979
55          20           45620           79195           116403           116403           216403
65          30           68430          159124           326548           326548           426548
75          40           91240          289321           854882           854882           954882
95          60          136860          846851          5460781          5460781          5560781

================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                       PREMIUMS
                         SUM OF         ACCUM.
AGE        YEAR       PREMIUMS PAID       @ 5%         CASH VALUE    SURRENDER VALUE    DEATH BENEFIT
---        ----       -------------    --------        ----------    ---------------    -------------
36           1            2281            2395             2047             1401           102047
37           2            4562            4910             4287             3641           104287
38           3            6843            7550             6739             6093           106739
39           4            9124           10323             9421             8775           109421
40           5           11405           13234            12354            11838           112354
41           6           13686           16291            15561            15174           115561
42           7           15967           19501            19067            18809           119067
43           8           18248           22871            22902            22773           122902
44           9           20529           26409            27094            27094           127094
45          10           22810           30125            31680            31680           131680
55          20           45620           79195           109424           109424           209424
65          30           68430          159124           299982           299982           399982
75          40           91240          289321           766538           766538           866538
95          60          136860          846851          4667411          4667411          4767411

================================================================================

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 5

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                Prepared By:     SUE AGENT

Issue Age:     35 MALE                    Initial Specified Amount:   100000.
Rating Class:  STD. NON SMOKER            Death Benefit Option 2
                                          Annual Premium:                  2281.
                                          State:     WI
================================================================================

      Summary of end of year values assuming a 6.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                        PREMIUMS
                         SUM OF          ACCUM.
AGE        YEAR       PREMIUMS PAID       @ 5%         CASH VALUE    SURRENDER VALUE  DEATH BENEFIT
---        ----       -------------       ----         ----------    ---------------  -------------
36           1            2281            2395            1976            1330          101976
37           2            4562            4910            4027            3381          104027
38           3            6843            7550            6153            5507          106153
39           4            9124           10323            8357            7711          108357
40           5           11405           13234           10640           10123          110640
41           6           13686           16291           13004           12616          113004
42           7           15967           19501           15451           15192          115451
43           8           18248           22871           17984           17855          117984
44           9           20529           26409           20605           20605          120605
45          10           22810           30125           23318           23318          123318
55          20           45620           79195           55629           55629          155629
65          30           68430          159124           96326           96326          196326
75          40           91240          289321          136221          136221          236221
95          60          136860          846851           27109           27109          127109

================================================================================

      Summary of end of year values assuming a 6.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                        PREMIUMS
                         SUM OF          ACCUM.
AGE        YEAR       PREMIUMS PAID       @ 5%         CASH VALUE    SURRENDER VALUE  DEATH BENEFIT
---        ----       -------------       ----         ----------    ---------------  -------------
36           1            2281            2395            1928            1282          101928
37           2            4562            4910            3923            3277          103923
38           3            6843            7550            5985            5339          105985
39           4            9124           10323            8114            7468          108114
40           5           11405           13234           10310            9793          110310
41           6           13686           16291           12574           12187          112574
42           7           15967           19501           14906           14648          114906
43           8           18248           22871           17307           17178          117307
44           9           20529           26409           19777           19777          119777
45          10           22810           30125           22316           22316          122316
55          20           45620           79195           51424           51424          151424
65          30           68430          159124           83794           83794          183794
75          40           91240          289321          103281          103281          203281
95          60          136860          846851               0               0          100000

================================================================================

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 6

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY              Prepared By:     SUE AGENT

Issue Age:     35 MALE                  Initial Specified Amount:   100000.
Rating Class:  STD. NON SMOKER          Death Benefit Option 2
                                        Annual Premium:                    2281.
                                        State:   WI
================================================================================

      Summary of end of year values assuming a 0.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                        PREMIUMS
                         SUM OF          ACCUM.
AGE        YEAR       PREMIUMS PAID       @ 5%        CASH VALUE   SURRENDER VALUE  DEATH BENEFIT
---        ----       -------------       ----        ----------   ---------------  -------------
36           1            2281            2395           1857           1211          101857
37           2            4562            4910           3671           3025          103671
38           3            6843            7550           5443           4797          105443
39           4            9124           10323           7171           6525          107171
40           5           11405           13234           8856           8339          108856
41           6           13686           16291          10495          10108          110495
42           7           15967           19501          12090          11831          112090
43           8           18248           22871          13639          13510          113639
44           9           20529           26409          15142          15142          115142
45          10           22810           30125          16600          16600          116600
55          20           45620           79195          28191          28191          128191
65          30           68430          159124          31561          31561          131561
75          40           91240          289321          17576          17576          117576
95          60          136860          846851              0              0          100000

================================================================================

      Summary of end of year values assuming a 0.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                        PREMIUMS
                         SUM OF          ACCUM.
AGE        YEAR       PREMIUMS PAID       @ 5%        CASH VALUE   SURRENDER VALUE  DEATH BENEFIT
---        ----       -------------       ----        ----------   ---------------  -------------
36           1            2281            2395           1810           1164          101810
37           2            4562            4910           3574           2928          103574
38           3            6843            7550           5829           4643          105289
39           4            9124           10323           6955           6309          106955
40           5           11405           13234           8569           8052          108569
41           6           13686           16291          10130           9743          110130
42           7           15967           19501          11637          11379          111637
43           8           18248           22871          13088          12959          113088
44           9           20529           26409          14482          14482          114482
45          10           22810           30125          15818          15818          115818
55          20           45620           79195          25470          25470          125470
65          30           68430          159124          24544          24544          124544
75          40           91240          289321            923            923          100923
95          60          136860          846851              0              0          100000


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                                     PART II



                           UNDERTAKING TO FILE REPORTS


a. Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

b. Pursuant to Investment Company Act Section 26(e), Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



                                 INDEMNIFICATION

The Bylaws of the Company and resolutions adopted by SIAMCO provide that any person who at any time serves as a director or officer of the Company or any majority-owned ultimate subsidiary of SIAMCO shall be indemnified or reimbursed against and for any and all claims for which they become subject by reason of such service.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 REPRESENTATIONS


1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered, anticipated sales and lapse rates.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Variable Life Account will benefit the Variable Life Account and policyholders and will keep and make available to the Commission, on request, a memorandum setting forth the basis for this representation.

5. Registrant represents that the Variable Life Account will invest only in management investment companies undertaking to have a Board, a majority of whom are not interested persons of the Company, which formulates and approves any plan under Rule 12b-1 to finance distribution expenses.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The Prospectus consisting of 79 pages.

The undertaking to file reports.

The signatures.

Written consents of the following persons:

         Dean A. Klingenberg, FSA, MAAA
         PricewaterhouseCoopers LLP, Independent Accountant
         Blazzard, Grodd & Hasenauer, P.C.

The following exhibits:

         A. Copies of all exhibits required by paragraph A of instructions for exhibits in Form N-8B-2.

               1.  Resolutions of the Board of Directors of Sentry Life
                     Insurance Company*

               2.  None

               3a. Principal Underwriter's Agreement*

               3b. Registered Representatives Agreement*

               3c. General Agent Agreement*

               4.  Not Applicable

               5. Flexible Premium Variable Life Insurance Policy* Amendatory Riders for Various States*

               6a. Articles of Incorporation of the Company*

               6b. Bylaws of the Company*

               7.  Not Applicable

               8.  Not Applicable

               9a. Fund Participation Agreement with T. Rowe Price Fixed Income
                   Series, Inc. and T. Rowe Price Equity Series, Inc.

               9b. Fund Participation Agreement with Janus Aspen Series

               10. Application Form

               11. Memorandum of Exchange Right*

               27. Not Applicable

         B.  Opinion and Consent of Counsel

         C.  Consent of Independent Accountant

         D.  Consent of Actuary

* Incorporated herein by reference to Registrant's Post Effective Amendment No. 13 filed electronically on or about April 30, 1997.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, the Registrant, SENTRY VARIABLE LIFE ACCOUNT I and SENTRY LIFE INSURANCE COMPANY have duly caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Stevens Point, State of Wisconsin, on the 27th day of December, 1999. The Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement.



                                Sentry Variable Life Account I, Registrant


                                BY: Sentry Life Insurance Company



                                BY: s/Dale R. Schuh
                                    -------------------------------------
                                    Dale R. Schuh, Chairman of the Board,
                                    President and Director



                                Sentry Life Insurance Company, Depositor



                                BY: s/Dale R. Schuh
                                    -------------------------------------
                                    Dale R. Schuh, Chairman of the Board,
                                    President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.




s/Dale R. Schuh                                                December 27, 1999
----------------------------------
Dale R. Schuh, Chairman of the
Board, President and Director



s/Wallace D. Taylor                                            December 27, 1999
----------------------------------
Wallace D. Taylor, Vice President



s/William M. O'Reilly                                          December 27, 1999
----------------------------------
William M. O'Reilly, Secretary and
Director



s/William J. Lohr                                              December 27, 1999
----------------------------------
William J. Lohr, Treasurer and
Director



s/Janet L. Fagan                                               December 27, 1999
----------------------------------
Janet L. Fagan, Director



s/James J. Weishan                                             December 27, 1999
----------------------------------
James J. Weishan, Director

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 17

                                       TO

                                    FORM S-6

                                       FOR

                         SENTRY VARIABLE LIFE ACCOUNT I



Exhibit A(10)     Application Form

Exhibit A(9)(a)   Fund Participation Agreement with T. Rowe Price Fixed Income
                  Series, Inc. and T. Rowe Price Equity Series, Inc.

Exhibit A(9)(b)   Fund Participation Agreement with Janus Aspen Series

Exhibit B         Written Consent of Counsel
                  Blazzard, Grodd & Hasenauer, P.C.

Exhibit C         Written Consent of Independent Accountant
                  PricewaterhouseCoopers LLP

Exhibit D         Written Consent of Actuary
                  Dean A. Klingenberg, FSA, MAAA